UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-1027

Name of Registrant:	Vanguard World Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2007

Item 1:	Schedule of Investments

Vanguard U.S. Growth Fund
Schedule of Investments
November 30, 2007

	Shares	Market Value ($000)

Common Stocks (95.0%)

Consumer Discretionary (4.5%)
Johnson Controls, Inc.	2,481,035	95,818
NIKE, Inc. Class B	725,810	47,649
* Coach, Inc.	1,278,740	47,492
* Kohl's Corp.	614,063	30,261
Omnicom Group Inc.	473,120	23,065
International Game Technology	271,000	11,832

		256,117

Consumer Staples (4.6%)
The Procter & Gamble Co.	2,290,720	169,513
PepsiCo, Inc.	895,450	69,111
Wal-Mart de Mexico SA de Cv	647,420	23,339
Walgreen Co.	73,003	2,671

		264,634

Energy (7.1%)
Schlumberger Ltd.	2,664,360	248,984
* Cameron International Corp.	637,220	59,408
Apache Corp.	581,510	56,284
Suncor Energy, Inc.	428,370	41,021

		405,697

Financials (11.0%)
The Goldman Sachs Group, Inc.	474,045	107,438
CME Group, Inc.	156,895	103,331
Charles Schwab Corp.	3,659,135	88,953
JPMorgan Chase & Co.	1,863,410	85,009
American International Group, Inc.	1,210,979	70,394
Franklin Resources Corp.	541,370	66,686
Lehman Brothers Holdings, Inc.	588,750	36,873
* CB Richard Ellis Group, Inc.	1,451,145	34,465
* IntercontinentalExchange Inc.	130,360	21,765
* Brookfield Asset Management Inc.	433,570	15,708

		630,622

Health Care (23.3%)
* Gilead Sciences, Inc.	3,895,850	181,313
Teva Pharmaceutical Industries Ltd. Sponsored ADR	3,363,960	150,133
* Genentech, Inc.	1,859,575	141,793
* WellPoint Inc.	1,477,372	124,410
Alcon, Inc.	869,640	121,002
* Medco Health Solutions, Inc.	1,016,200	101,610
Merck & Co., Inc.	1,559,620	92,579
* Celgene Corp.	1,235,660	76,055
Schering-Plough Corp.	1,917,490	60,017
Abbott Laboratories	1,016,720	58,472
C.R. Bard, Inc.	568,330	48,041
Allergan, Inc.	613,730	41,144
* Hologic, Inc.	517,680	34,369
Becton, Dickinson & Co.	358,930	29,694
* Thermo Fisher Scientific, Inc.	443,820	25,582
Aetna Inc.	398,940	22,293
Stryker Corp.	288,360	20,944

		1,329,451

Industrials (12.3%)
Danaher Corp.	2,870,351	249,204
Emerson Electric Co.	1,892,970	107,937
Deere & Co.	389,450	66,907
Rockwell Collins, Inc.	921,330	66,446
Fluor Corp.	427,800	62,959
ABB Ltd. ADR	1,600,980	47,037
United Technologies Corp.	618,050	46,212
Rockwell Automation, Inc.	470,190	31,921
Expeditors International of Washington, Inc.	537,570	25,223

		703,846

Information Technology (30.1%)
* Google Inc.	307,075	212,803
* Cisco Systems, Inc.	7,217,038	202,221
* Apple Inc.	1,031,910	188,035
* Adobe Systems, Inc.	2,912,235	122,722
Intel Corp.	4,243,510	110,671
QUALCOMM Inc.	2,565,035	104,602
* NVIDIA Corp.	3,142,705	99,121
* Research In Motion Ltd.	749,670	85,327
* eBay Inc.	2,191,000	73,464
* EMC Corp.	3,602,480	69,420
* Broadcom Corp.	2,367,090	63,296
* Sun Microsystems, Inc.	2,796,291	58,107
Nokia Corp. ADR	1,328,760	52,260
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	4,906,055	48,668
Paychex, Inc.	1,211,356	47,243
Hewlett-Packard Co.	904,310	46,265
Corning, Inc.	1,499,915	36,433
* Autodesk, Inc.	713,340	33,591
* VeriSign, Inc.	812,940	33,249
Maxim Integrated Products, Inc.	960,880	22,283
Amphenol Corp.	239,600	10,387

		1,720,168

Materials (2.1%)
Praxair, Inc.	812,240	69,349
Monsanto Co.	330,100	32,802
Air Products & Chemicals, Inc.	199,400	19,749

		121,900

Exchange-Traded Fund (0.0%)
1 Vanguard Growth ETF	3,100	200

Total Common Stocks
(Cost $4,524,545)		5,432,635

Temporary Cash Investments (4.9%)

Money Market Fund (4.6%)
2 Vanguard Market Liquidity Fund, 4.955%	261,206,860	261,207
	Face
	Amount
	($000)

U.S. Agency Obligation (0.3%)
3 Federal Home Loan Bank
4 4.563%, 2/8/08	18,000	17,839

Total Temporary Cash Investments
(Cost $279,052)		279,046

Total Investments (99.9%)
(Cost $4,803,597)		5,711,681

Other Assets and Liabilities - Net (0.1%)		6,640

Net Assets (100%)		5,718,321

*	Non-income-producing security.
1	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
4	Securities with a value of $17,839,000 have been segregated as initial margin for open futures contracts. ADR - American Depositary Receipt.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At November 30, 2007, the cost of investment securities for tax purposes was $4,803,597,000. Net unrealized appreciation of investment securities for tax purposes was $908,084,000, consisting of unrealized gains of $1,057,521,000 on securities that had risen in value since their purchase and $149,437,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.4% and 1.5%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At November 30, 2007, the aggregate settlement value of open futures contracts expiring in December 2007 and the related unrealized appreciation (depreciation) were:

		($000)

Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

E-mini S&P 500 Index	1,340	99,408	(2,316)
S&P 500 Index	133	49,333	(471)
S&P MidCap 400 Index	73	31,489	(148)
E-mini S&P MidCap 400 Index	137	11,819	(388)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard International Growth Fund
Schedule of Investments
November 30, 2007

	Shares	Market Value ($000)

Common Stocks (94.1%)

Australia (3.2%)
BHP Billiton Ltd.	5,889,200	224,496
Woolworths Ltd.	3,995,600	119,771
Woodside Petroleum Ltd.	2,777,000	119,470
Brambles Ltd.	9,423,900	103,375
* Macquarie Group, Ltd.	732,000	51,911
James Hardie Industries NV	7,105,000	39,847

		658,870

Belgium (0.4%)
KBC Bank & Verzekerings Holding	633,000	88,119

Brazil (4.3%)
Petroleo Brasileiro Series A ADR	3,829,600	310,849
Companhia Vale do Rio Doce Sponsored ADR	9,764,400	282,484
Banco Itau Holding Financeira SA ADR	6,249,000	172,097
Unibanco-Uniao de Bancos Brasileiros SA	7,503,000	111,329

		876,759

Canada (1.4%)
Cameco Corp.	2,506,000	103,929
Niko Resources Ltd.	1,110,962	102,402
Nova Chemicals Corp.	2,368,000	76,656

		282,987

China (1.2%)
China Unicom Ltd.	54,236,000	126,915
China Resources Enterprise Ltd.	21,518,000	90,944
Denway Motors Ltd.	39,700,000	26,085

		243,944

Denmark (1.9%)
Danske Bank A/S	3,457,000	138,198
Novo Nordisk A/S B Shares	970,000	123,216
* Vestas Wind Systems A/S	1,237,136	116,836
Novozymes A/S	128,532	13,985

		392,235

France (9.5%)
Suez SA	5,239,400	348,629
L'Oreal SA	1,826,336	253,867
Groupe Danone	2,358,000	207,551
Total SA	2,546,000	205,892
AXA	3,782,000	154,125
Essilor International SA	2,333,000	146,268
Schneider Electric SA	949,764	131,833
Natixis	5,844,000	116,870
STMicroelectronics NV	6,932,000	105,795
Cie. de St. Gobain SA	827,302	81,032
Pernod Ricard SA	355,020	78,497
Societe Generale Class A	452,000	69,624
Cap Gemini SA	522,000	30,340

		1,930,323

Germany (8.3%)
Siemens AG	1,886,000	286,324
Deutsche Bank AG	1,540,754	201,803
Bayerische Motoren Werke AG	3,192,300	195,062
SAP AG	3,723,500	190,551
Adidas AG	2,852,510	190,040
Porsche AG	64,800	142,691
Deutsche Telekom AG	6,201,000	137,290
Linde AG	930,985	121,737
Celesio AG	1,522,800	88,069
^ Solarworld AG	791,698	48,995
* Q-Cells AG	333,300	47,119
Merck KGaA	273,000	35,459

		1,685,140

Greece (0.6%)
EFG Eurobank Ergasias	3,575,733	125,571

Hong Kong (4.2%)
Industrial and Commercial Bank of China	178,473,000	142,665
Esprit Holdings Ltd.	8,875,400	133,827
Swire Pacific Ltd. A Shares	9,283,500	125,841
Jardine Matheson Holdings Ltd.	3,663,200	102,321
Hong Kong Exchanges & Clearing Ltd.	2,780,000	84,944
CNOOC Ltd.	44,035,000	81,212
Hutchison Telecommunications International Ltd.	56,781,000	80,011
Shangri-La Asia Ltd.	25,892,000	75,034
China Overseas Land & Investment Ltd.	10,486,000	23,954
* China Overseas Land & Investment Ltd. Warrants Exp. 8/28/08	1,333	1

		849,810

India (1.3%)
1 Satyam Computer Services Ltd. Warrants Exp. 10/13/10	10,823,000	121,650
1 State Bank of India Warrants Exp. 1/28/09	2,024,000	118,957
Infosys Technologies Ltd.	694,133	28,194

		268,801

Indonesia (0.3%)
PT Indonesian Satellite Corp. Tbk	56,272,000	50,599

Ireland (0.9%)
Allied Irish Banks PLC	3,997,260	89,475
Anglo Irish Bank Corp. PLC	4,928,000	85,735

		175,210

Israel (0.5%)
Teva Pharmaceutical Industries Ltd. Sponsored ADR	2,153,900	96,129

Italy (2.9%)
Unicredito Italiano SpA	40,613,553	345,138
Intesa Sanpaolo SpA	29,390,662	233,964

		579,102

Japan (11.6%)
Sony Corp.	4,065,000	219,864
Honda Motor Co., Ltd.	6,080,000	211,162
Mitsui & Co., Ltd.	6,390,000	147,502
Canon, Inc.	2,718,700	143,404
Toray Industries, Inc.	17,480,000	141,887
Sumitomo Mitsui Financial Group, Inc.	14,800	127,384
Mitsui Sumitomo Insurance Co.	11,447,000	124,641
SMC Corp.	1,055,800	122,145
Orix Corp.	523,940	108,271
Sumitomo Electric Industries Ltd.	6,558,000	102,131
Square Enix Co., Ltd.	2,743,200	87,318
Hoya Corp.	2,310,700	81,101
Rakuten, Inc.	156,452	80,244
Japan Tobacco, Inc.	12,639	71,771
^ Ebara Corp.	19,171,000	69,538
Yamada Denki Co., Ltd.	596,500	69,103
Sekisui Chemical Co.	9,542,000	65,450
Sumitomo Realty & Development Co.	1,862,000	56,704
Sumitomo Heavy Industries Ltd.	5,223,000	56,654
KDDI Corp.	7,867	56,156
Asahi Glass Co., Ltd.	3,937,000	55,086
Tokyu Corp.	5,775,000	40,529
THK Co., Inc.	2,145,000	39,159
T & D Holdings, Inc.	619,000	35,929
Komatsu Ltd.	1,170,800	35,842

		2,348,975

Mexico (1.0%)
Cemex SAB de CV ADR	3,324,000	95,100
America Movil SA de CV Series L ADR	1,403,500	86,540
Wal-Mart de Mexico SA	8,200,000	29,650

		211,290

Netherlands (3.4%)
TNT NV	4,247,000	174,184
SBM Offshore NV	4,292,899	149,177
Reed Elsevier NV	5,641,000	103,489
ING Groep NV	2,437,000	94,533
Koninklijke (Royal) Philips Electronics NV	2,173,000	90,455
Heineken Holding NV	1,471,074	82,629

		694,467

Norway (0.4%)
Telenor ASA	3,839,000	88,990

Russia (0.7%)
OAO Gazprom ADR	2,634,100	138,951

Singapore (0.3%)
^ Keppel Land Ltd.	13,546,000	70,449

South Korea (2.3%)
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	5,195,070	256,614
Samsung Electronics Co., Ltd.	195,578	120,061
Samsung Fire & Marine Insurance Co.	186,900	46,567
Shinsegae Co., Ltd.	51,800	41,011

		464,253

Spain (2.0%)
Telefonica SA	7,480,000	250,581
Industria de Diseno Textil SA	2,325,885	161,698

		412,279

Sweden (2.8%)
Atlas Copco AB - A Shares	13,330,427	196,134
Sandvik AB	8,020,700	145,253
Telefonaktiebolaget LM Ericsson AB Class B	40,320,170	98,503
Skandinaviska Enskilda Banken AB A Shares	2,836,944	79,306
Svenska Handelsbanken AB A Shares	1,471,406	46,793

		565,989

Switzerland (7.1%)
Nestle SA (Registered)	634,000	304,831
Roche Holdings AG	1,466,000	279,962
Novartis AG (Registered)	4,447,000	252,197
Syngenta AG	807,000	199,500
UBS AG	3,627,933	183,760
Cie. Financiere Richemont AG	1,823,400	125,326
Geberit AG	494,180	67,932
Adecco SA (Registered)	505,797	28,203

		1,441,711

Taiwan (0.9%)
Hon Hai Precision Industry Co., Ltd.	15,643,200	100,720
Taiwan Semiconductor Manufacturing Co., Ltd.	41,706,551	79,075

		179,795

United Kingdom (20.7%)
Rio Tinto PLC	5,908,800	686,267
Tesco PLC	54,558,000	537,490
Standard Chartered PLC	11,276,800	443,539
BG Group PLC	17,674,000	370,087
Royal Dutch Shell PLC Class A (Amsterdam Shares)	6,219,000	251,621
WPP Group PLC	16,773,787	211,606
Rolls-Royce Group PLC	19,088,000	207,263
SABMiller PLC	7,244,000	205,991
AstraZeneca Group PLC	3,583,000	169,920
Royal Bank of Scotland Group PLC	14,961,000	141,265
The Sage Group PLC	28,445,162	126,028
Reckitt Benckiser Group PLC	1,880,000	111,588
Barclays PLC	9,453,000	109,263
Rexam PLC	10,776,000	107,790
Meggitt PLC	14,917,500	95,378
Smith & Nephew PLC	7,692,000	91,813
Bunzl PLC	5,718,295	84,129
Burberry Group PLC	7,019,000	82,920
Rentokil Initial PLC	20,314,000	62,872
Capita Group PLC	3,551,612	54,135
Signet Group PLC	39,770,000	51,182

		4,202,147

Total Common Stocks
(Cost $13,897,456)		19,122,895

Temporary Cash Investments (5.6%)

Money Market Fund (5.3%)
2 Vanguard Market Liquidity Fund, 4.812%	1,084,580,350	1,084,580
	Face
	Amount
	($000)

U.S. Agency Obligations (0.3%)
3 Federal Home Loan Bank
4 4.384%, 1/23/08	10,000	9,932
4 4.569%, 1/24/08	10,000	9,930
4 4.656%, 1/29/08	30,000	29,771
3 Federal National Mortgage Assn.
4 4.352%, 2/6/08	10,000	9,913

	59,546

Total Temporary Cash Investments
(Cost $1,144,143)		1,144,126

Total Investments (99.7%)
(Cost $15,041,599)		20,267,021

Other Assets and Liabilities - Net (0.3%)		51,503

Net Assets (100%)		20,318,524

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2007, the aggregate value of these securities was $240,607,000, representing 1.2% of net assets.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
4	Securities with a value of $59,546,000 have been segregated as initial margin for open futures contracts. ADR - American Depositary Receipt.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At November 30, 2007, the cost of investment securities for tax purposes was $15,043,922,000. Net unrealized appreciation of investment securities for tax purposes was $5,223,099,000, consisting of unrealized gains of $5,688,867,000 on securities that had risen in value since their purchase and $465,768,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.9% and 0.8%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At November 30, 2007, the aggregate settlement value of open futures contracts expiring in December 2007 and the related unrealized appreciation (depreciation) were:

		($000)

Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

Dow Jones EURO STOXX 50 Index	5,667	366,588	538
FTSE 100 Index	1,957	260,023	(1,432)
Topix Index	1,770	244,776	(2,126)
S&P ASX 200 Index	665	96,570	834

Forward Currency Contracts: The fund enters into forward currency contracts to provide the appropriate currency exposure related to open futures contracts. Forward currency contracts are valued at their quoted daily settlement prices. At November 30, 2007, the fund had open forward currency contracts to receive and deliver currencies as follows:

	Contract Amount (000)				Unrealized Appreciation
Contract Settlement Date	Receive		Deliver		(Depreciation) ($000)

12/28/2007	EUR	246,264	USD	361,630	10,845
12/28/2007	GBP	124,064	USD	254,870	3,180
12/19/2007	JPY	26,890,800	USD	242,867	5,463
12/28/2007	AUD	107,739	USD	95,170	1,215

AUD-Australian dollar.
EUR-Euro.
GBP-British pound.
JPY-Japanese yen.
USD-U.S. dollar.

Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

Vanguard FTSE Social Index Fund
Schedule of Investments
November 30, 2007

	Shares	Market Value ($000)

Common Stocks (100.0%)

Consumer Discretionary (14.1%)
McDonald's Corp.	128,518	7,514
The Walt Disney Co.	208,957	6,927
* Comcast Corp. Class A	307,077	6,307
Target Corp.	92,371	5,548
Home Depot, Inc.	181,719	5,190
* Amazon.com, Inc.	33,195	3,006
* Viacom Inc. Class B	67,777	2,848
* DIRECTV Group, Inc.	95,971	2,387
Best Buy Co., Inc.	44,978	2,296
Carnival Corp.	50,210	2,265
Clear Channel Communications, Inc.	53,399	1,917
Garmin Ltd.	17,400	1,868
Staples, Inc.	77,137	1,828
The McGraw-Hill Cos., Inc.	36,451	1,789
* Kohl's Corp.	34,530	1,702
* Liberty Media Corp.-Capital Series A	13,293	1,583
Marriott International, Inc. Class A	40,444	1,517
* Coach, Inc.	39,730	1,476
Macy's Inc.	49,466	1,467
TJX Cos., Inc.	48,877	1,434
* Apollo Group, Inc. Class A	18,654	1,427
The Gap, Inc.	65,241	1,331
* Liberty Media Corp.-Interactive Series A	64,720	1,304
* Expedia, Inc.	30,172	984
Gannett Co., Inc.	25,222	927
* Bed Bath & Beyond, Inc.	29,293	921
Nordstrom, Inc.	27,257	914
Genuine Parts Co.	18,413	885
Limited Brands, Inc.	43,190	867
* Liberty Global, Inc. Class A	19,941	810
* Liberty Global, Inc. Series C	20,736	793
* IAC/InterActiveCorp	28,102	782
Abercrombie & Fitch Co.	9,474	777
Royal Caribbean Cruises, Ltd.	18,091	734
* Discovery Holding Co. Class A	28,921	707
H & R Block, Inc.	34,801	685
Virgin Media Inc.	35,386	672
* Cablevision Systems NY Group Class A	24,757	669
Tiffany & Co.	14,398	669
* AutoZone Inc.	5,476	611
Darden Restaurants Inc.	15,309	609
*^Sirius Satellite Radio, Inc.	156,815	601
* Mohawk Industries, Inc.	7,210	580
Wyndham Worldwide Corp.	19,282	562
* Comcast Corp. Special Class A	26,044	526
* XM Satellite Radio Holdings, Inc.	32,943	514
* Office Depot, Inc.	29,557	507
Lamar Advertising Co. Class A	8,791	457
E.W. Scripps Co. Class A	10,280	447
PetSmart, Inc.	14,673	418
American Eagle Outfitters, Inc.	17,794	407
D. R. Horton, Inc.	33,794	405
Ross Stores, Inc.	15,015	396
Tribune Co.	12,695	394
Family Dollar Stores, Inc.	15,792	372
* Urban Outfitters, Inc.	13,321	349
Williams-Sonoma, Inc.	11,969	348
* R.H. Donnelley Corp.	7,700	342
Dow Jones & Co., Inc.	5,410	323
* Dollar Tree Stores, Inc.	10,674	306
Idearc Inc.	15,617	295
* NVR, Inc.	594	292
* Career Education Corp.	9,917	285
Pulte Homes, Inc.	27,498	281
Brinker International, Inc.	12,148	280
RadioShack Corp.	14,926	276
* AutoNation, Inc.	16,378	270
Centex Corp.	12,918	269
* Toll Brothers, Inc.	12,478	258
New York Times Co. Class A	15,513	256
Foot Locker, Inc.	16,877	220
Lennar Corp. Class A	13,840	219
* Chico's FAS, Inc.	18,928	214
Weight Watchers International, Inc.	4,338	207
Washington Post Co. Class B	254	205
OfficeMax, Inc.	8,183	204
KB Home	9,638	201
* Getty Images, Inc.	4,894	143
Circuit City Stores, Inc.	18,184	118
* Sally Beauty Co. Inc.	9,800	89
^ The McClatchy Co. Class A	6,138	83

		91,866

Consumer Staples (4.9%)
CVS/Caremark Corp.	159,446	6,392
Walgreen Co.	107,391	3,929
Costco Wholesale Corp.	47,054	3,171
The Kroger Co.	76,344	2,195
General Mills, Inc.	35,567	2,139
Avon Products, Inc.	46,506	1,909
Kellogg Co.	32,119	1,736
Safeway, Inc.	47,420	1,650
Campbell Soup Co.	31,332	1,151
Coca-Cola Enterprises, Inc.	39,171	1,017
Wm. Wrigley Jr. Co.	15,165	971
The Pepsi Bottling Group, Inc.	18,347	783
The Hershey Co.	18,140	724
* Energizer Holdings, Inc.	6,037	686
Whole Foods Market, Inc.	15,002	645
The Estee Lauder Cos. Inc. Class A	12,134	545
McCormick & Co., Inc.	12,614	482
Hormel Foods Corp.	11,288	449
PepsiAmericas, Inc.	10,459	354
Dean Foods Co.	13,904	347
Alberto-Culver Co.	10,437	267
Del Monte Foods Co.	21,878	193
Wm. Wrigley Jr. Co. Class B	2,416	152

		31,887

Energy (2.3%)
Apache Corp.	35,325	3,419
XTO Energy, Inc.	39,362	2,433
Peabody Energy Corp.	28,496	1,586
Smith International, Inc.	21,368	1,340
CONSOL Energy, Inc.	19,730	1,170
* Ultra Petroleum Corp.	16,408	1,065
Sunoco, Inc.	13,138	882
* Newfield Exploration Co.	13,921	694
* Plains Exploration & Production Co.	11,962	603
Pioneer Natural Resources Co.	13,314	593
Rowan Cos., Inc.	11,941	423
Teekay Shipping Corp.	5,989	337
Patterson-UTI Energy, Inc.	16,896	318
* Patriot Coal Corp.	2,859	97

		14,960

Financial Services (35.9%)
Bank of America Corp.	479,915	22,138
JPMorgan Chase & Co.	361,598	16,496
Wells Fargo & Co.	360,068	11,677
The Goldman Sachs Group, Inc.	43,677	9,899
Wachovia Corp.	213,820	9,194
American Express Co.	127,729	7,533
U.S. Bancorp	187,515	6,205
Morgan Stanley	113,899	6,005
Bank of New York Mellon Corp.	120,854	5,796
Merrill Lynch & Co., Inc.	92,505	5,545
MetLife, Inc.	79,754	5,231
Prudential Financial, Inc.	49,753	4,684
Fannie Mae	104,342	4,009
CME Group, Inc.	5,713	3,763
The Travelers Cos., Inc.	70,653	3,752
Lehman Brothers Holdings, Inc.	57,000	3,570
State Street Corp.	41,861	3,344
AFLAC Inc.	52,759	3,305
The Hartford Financial Services Group Inc.	34,034	3,244
The Allstate Corp.	62,959	3,218
Charles Schwab Corp.	124,004	3,015
PNC Financial Services Group	36,790	2,693
SunTrust Banks, Inc.	37,559	2,633
Freddie Mac	71,115	2,494
NYSE Euronext	28,431	2,462
Franklin Resources Corp.	19,908	2,452
Capital One Financial Corp.	44,751	2,386
Simon Property Group, Inc. REIT	24,051	2,368
The Chubb Corp.	42,280	2,306
BB&T Corp.	59,402	2,143
ACE Ltd.	35,326	2,114
Regions Financial Corp.	75,872	2,005
Northern Trust Corp.	23,654	1,916
The Principal Financial Group, Inc.	28,579	1,872
Washington Mutual, Inc.	93,683	1,827
Lincoln National Corp.	29,151	1,795
T. Rowe Price Group Inc.	28,382	1,745
Fifth Third Bancorp	57,594	1,723
SLM Corp.	44,384	1,690
Ameriprise Financial, Inc.	25,275	1,483
Vornado Realty Trust REIT	16,307	1,468
Progressive Corp. of Ohio	77,884	1,433
Genworth Financial Inc.	47,811	1,255
Boston Properties, Inc. REIT	12,740	1,254
Bear Stearns Co., Inc.	12,489	1,245
General Growth Properties Inc. REIT	26,293	1,221
XL Capital Ltd. Class A	19,595	1,147
KeyCorp	42,332	1,115
Equity Residential REIT	29,787	1,108
Host Hotels & Resorts Inc. REIT	56,467	1,084
Legg Mason Inc.	14,177	1,082
Moody's Corp.	28,652	1,079
Kimco Realty Corp. REIT	27,285	1,077
Public Storage, Inc. REIT	13,630	1,054
M & T Bank Corp.	11,523	1,048
Discover Financial Services	57,149	993
Unum Group	38,898	966
Synovus Financial Corp.	36,011	896
Marshall & Ilsley Corp.	28,007	881
Hudson City Bancorp, Inc.	57,442	874
Plum Creek Timber Co. Inc. REIT	18,702	867
Assurant, Inc.	12,906	844
Avalonbay Communities, Inc. REIT	8,366	832
Commerce Bancorp, Inc.	20,645	822
Comerica, Inc.	16,606	760
Cincinnati Financial Corp.	18,705	748
HCP, Inc. REIT	22,222	743
Everest Re Group, Ltd.	6,844	718
^ Countrywide Financial Corp.	61,942	670
Safeco Corp.	11,431	660
AMB Property Corp. REIT	10,704	655
Janus Capital Group Inc.	18,987	637
Zions Bancorp	11,676	637
New York Community Bancorp, Inc.	33,880	631
Axis Capital Holdings Ltd.	16,349	624
Huntington Bancshares Inc.	39,636	622
Torchmark Corp.	10,049	620
W.R. Berkley Corp.	20,264	620
Sovereign Bancorp, Inc.	51,820	610
* TD Ameritrade Holding Corp.	32,378	605
The Macerich Co. REIT	7,784	604
Developers Diversified Realty Corp. REIT	13,559	602
White Mountains Insurance Group Inc.	1,165	600
CIT Group Inc.	20,785	553
People's United Financial Inc.	32,248	547
* Markel Corp.	1,077	519
PartnerRe Ltd.	6,098	504
MBIA, Inc.	13,627	498
SEI Investments Co.	15,888	493
Regency Centers Corp. REIT	7,407	492
Willis Group Holdings Ltd.	11,545	461
RenaissanceRe Holdings Ltd.	7,794	461
Forest City Enterprise Class A	8,337	418
^ Allied Capital Corp.	16,667	406
iStar Financial Inc. REIT	13,764	403
Duke Realty Corp. REIT	14,822	390
Old Republic International Corp.	25,042	376
Associated Banc-Corp.	13,758	374
Brown & Brown, Inc.	15,176	373
Hospitality Properties Trust REIT	10,163	371
Commerce Bancshares, Inc.	7,785	353
First American Corp.	10,317	353
Weingarten Realty Investors REIT	9,328	333
City National Corp.	5,138	331
UnionBanCal Corp.	5,978	323
Liberty Property Trust REIT	10,000	313
Protective Life Corp.	7,514	311
Ambac Financial Group, Inc.	11,069	301
First Horizon National Corp.	13,538	299
Popular, Inc.	30,195	290
Colonial BancGroup, Inc.	16,599	264
TCF Financial Corp.	13,599	264
Astoria Financial Corp.	10,453	262
Valley National Bancorp	13,120	257
Unitrin, Inc.	5,372	249
Fulton Financial Corp.	18,576	232
The St. Joe Co.	8,061	229
Transatlantic Holdings, Inc.	2,850	212
* E*TRADE Financial Corp.	45,847	211
^ MGIC Investment Corp.	8,818	207
Mercury General Corp.	3,021	157
The First Marblehead Corp.	5,041	151
* AmeriCredit Corp.	12,736	146
Erie Indemnity Co. Class A	2,416	125
The PMI Group Inc.	9,305	123
Radian Group, Inc.	8,700	99
CNA Financial Corp.	2,663	94
Wesco Financial Corp.	161	70
Student Loan Corp.	394	55

		233,994

Health Care (18.6%)
Merck & Co., Inc.	234,302	13,908
Abbott Laboratories	166,049	9,549
UnitedHealth Group Inc.	142,575	7,842
* Amgen, Inc.	117,010	6,465
Eli Lilly & Co.	121,571	6,437
Medtronic, Inc.	122,700	6,239
Schering-Plough Corp.	174,356	5,457
* WellPoint Inc.	61,479	5,177
* Gilead Sciences, Inc.	100,172	4,662
Baxter International, Inc.	69,888	4,184
* Genentech, Inc.	45,142	3,442
Aetna Inc.	55,098	3,079
* Celgene Corp.	40,826	2,513
Cardinal Health, Inc.	41,361	2,504
Stryker Corp.	32,938	2,392
* Biogen Idec Inc.	30,938	2,293
Allergan, Inc.	33,128	2,221
McKesson Corp.	31,839	2,125
* Genzyme Corp.	28,340	2,124
* Boston Scientific Corp.	158,443	2,001
* Express Scripts Inc.	27,698	1,877
* Zimmer Holdings, Inc.	25,622	1,659
CIGNA Corp.	30,371	1,628
* St. Jude Medical, Inc.	36,365	1,446
* Humana Inc.	18,007	1,387
Alcon, Inc.	9,674	1,346
* Forest Laboratories, Inc.	34,209	1,319
* Coventry Health Care Inc.	16,737	969
* Laboratory Corp. of America Holdings	12,706	923
AmerisourceBergen Corp.	19,236	873
Quest Diagnostics, Inc.	15,669	863
* Waters Corp.	10,691	834
* Hospira, Inc.	16,919	733
* DaVita, Inc.	11,379	705
Applera Corp.-Applied Biosystems Group	19,833	678
* Health Net Inc.	12,072	586
* Henry Schein, Inc.	9,601	568
* Cephalon, Inc.	7,083	531
Manor Care, Inc.	7,921	512
* Millennium Pharmaceuticals, Inc.	34,528	509
* Patterson Cos.	14,932	481
* Invitrogen Corp.	4,940	479
* Millipore Corp.	5,758	471
* Barr Pharmaceuticals Inc.	8,678	466
Mylan Inc.	31,063	447
Hillenbrand Industries, Inc.	6,672	359
* Community Health Systems, Inc.	10,359	346
* Kinetic Concepts, Inc.	5,845	343
Omnicare, Inc.	13,100	334
* Watson Pharmaceuticals, Inc.	11,091	325
* Lincare Holdings, Inc.	9,220	315
* ImClone Systems, Inc.	6,881	310
* Sepracor Inc.	11,468	304
Universal Health Services Class B	5,542	282
* Tenet Healthcare Corp.	50,638	279
* King Pharmaceuticals, Inc.	26,177	277
* HLTH Corp.	19,590	274
Health Management Associates Class A	25,981	177

		120,829

Industrials (3.8%)
United Parcel Service, Inc.	73,378	5,406
Union Pacific Corp.	28,738	3,625
Burlington Northern Santa Fe Corp.	37,996	3,173
Norfolk Southern Corp.	42,653	2,184
PACCAR, Inc.	40,352	2,042
Southwest Airlines Co.	80,660	1,141
C.H. Robinson Worldwide Inc.	18,536	956
Masco Corp.	40,774	913
Pitney Bowes, Inc.	23,659	911
Republic Services, Inc. Class A	20,404	677
Fastenal Co.	16,416	651
Equifax, Inc.	15,238	567
Manpower Inc.	9,194	562
Robert Half International, Inc.	17,731	478
* Monster Worldwide Inc.	13,825	467
Cintas Corp.	12,890	412
* ChoicePoint Inc.	8,125	308
J.B. Hunt Transport Services, Inc.	11,061	291

		24,764

Information Technology (16.7%)
* Google Inc.	24,910	17,263
* Apple Inc.	93,630	17,061
Intel Corp.	626,246	16,333
* eBay Inc.	110,479	3,704
* Yahoo! Inc.	108,430	2,907
Applied Materials, Inc.	149,483	2,815
Automatic Data Processing, Inc.	59,201	2,668
* Adobe Systems, Inc.	63,271	2,666
* Electronic Arts Inc.	33,576	1,887
Western Union Co.	82,243	1,859
* NVIDIA Corp.	58,410	1,842
* Symantec Corp.	94,932	1,690
* Juniper Networks, Inc.	55,297	1,643
Seagate Technology	58,943	1,520
* MEMC Electronic Materials, Inc.	18,188	1,411
* Broadcom Corp.	50,366	1,347
* Autodesk, Inc.	24,863	1,171
* VeriSign, Inc.	26,893	1,100
Analog Devices, Inc.	35,303	1,087
* Flextronics International Ltd.	88,835	1,062
* Intuit, Inc.	36,110	1,059
CA, Inc.	41,743	1,022
KLA-Tencor Corp.	20,662	993
* Cognizant Technology Solutions Corp.	31,198	970
* Network Appliance, Inc.	39,262	970
* SanDisk Corp.	24,567	920
* Fiserv, Inc.	17,587	903
Fidelity National Information Services, Inc.	20,676	894
* Iron Mountain, Inc.	21,462	783
Linear Technology Corp.	24,514	747
* Amdocs Ltd.	22,197	735
* Citrix Systems, Inc.	19,676	728
* BMC Software, Inc.	21,694	718
* Marvell Technology Group Ltd.	47,344	707
Xilinx, Inc.	32,160	704
Altera Corp.	37,186	698
Microchip Technology, Inc.	23,599	679
* Akamai Technologies, Inc.	17,804	678
* Micron Technology, Inc.	81,096	675
* McAfee Inc.	17,246	672
* BEA Systems, Inc.	42,104	666
National Semiconductor Corp.	29,132	666
* LAM Research Corp.	13,372	613
* DST Systems, Inc.	6,875	583
* Advanced Micro Devices, Inc.	59,166	577
* Check Point Software Technologies Ltd.	24,403	557
* Avnet, Inc.	16,133	557
* Cadence Design Systems, Inc.	29,955	497
* Alliance Data Systems Corp.	6,232	484
* LSI Corp.	77,345	429
* Affiliated Computer Services, Inc. Class A	10,031	421
Jabil Circuit, Inc.	22,296	378
* Novellus Systems, Inc.	13,398	348
Broadridge Financial Solutions LLC	15,050	343
* Tellabs, Inc.	47,080	328
* JDS Uniphase Corp.	22,887	308
* Zebra Technologies Corp. Class A	7,536	291
* Compuware Corp.	32,455	268
Diebold, Inc.	7,145	243
* Convergys Corp.	14,685	240
Fair Isaac, Inc.	6,079	225
* QLogic Corp.	16,370	221
* Metavante Technologies, Inc.	6,935	158
MoneyGram International, Inc.	9,033	139
Total System Services, Inc.	4,301	121
* Sanmina-SCI Corp.	57,457	102

		109,054

Materials (1.2%)
Air Products & Chemicals, Inc.	23,209	2,299
* The Mosaic Co.	18,814	1,301
Southern Peru Copper Corp. (U.S. Shares)	9,435	1,044
Vulcan Materials Co.	11,679	1,037
Sigma-Aldrich Corp.	14,212	748
Sealed Air Corp.	17,650	412
* Pactiv Corp.	14,092	358
Bemis Co., Inc.	10,981	298
Cabot Corp.	7,378	254
Louisiana-Pacific Corp.	11,312	174

		7,925

Telecommunication Services (2.0%)
Sprint Nextel Corp.	298,367	4,631
* American Tower Corp. Class A	44,227	2,014
* Qwest Communications International Inc.	197,124	1,307
* NII Holdings Inc.	18,654	1,029
* Crown Castle International Corp.	23,107	969
Embarq Corp.	16,426	837
* Level 3 Communications, Inc.	164,088	551
CenturyTel, Inc.	11,715	499
Citizens Communications Co.	36,533	474
Telephone & Data Systems, Inc. - Special Common Shares	6,274	355
Telephone & Data Systems, Inc.	5,573	347

		13,013

Utilities (0.5%)
Questar Corp.	18,292	978
Equitable Resources, Inc.	13,000	687
Pepco Holdings, Inc.	20,880	587
NiSource, Inc.	29,642	549
Puget Energy, Inc.	12,674	356

		3,157

Total Common Stocks
(Cost $573,579)		651,449

Temporary Cash Investment (0.3%)

1 Vanguard Market Liquidity Fund 4.812%
(Cost $1,507)	1,507,305	1,507

Total Investments (100.3%)
(Cost $575,086)		652,956

Other Assets and Liabilities-Net (-0.3%)		(1,661)

Net Assets (100%)		651,295

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield. REIT - Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At November 30, 2007, the cost of investment securities for tax purposes was $575,086,000. Net unrealized appreciation of investment securities for tax purposes was $77,870,000, consisting of unrealized gains of $116,891,000 on securities that had risen in value since their purchase and $39,021,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Consumer Discretionary Index Fund
Schedule of Investments
November 30, 2007

	Shares	Market Value ($000)

Common Stocks (99.9%)

Auto Components (3.5%)
Johnson Controls, Inc.	52,262	2,018
BorgWarner, Inc.	5,119	495
* The Goodyear Tire & Rubber Co.	16,444	473
Autoliv, Inc.	7,028	410
WABCO Holdings Inc.	5,335	251
Gentex Corp.	12,014	238
* Lear Corp.	6,065	179
* Tenneco Automotive, Inc.	4,067	120
* TRW Automotive Holdings Corp.	4,784	107
American Axle & Manufacturing Holdings, Inc.	3,959	92
Cooper Tire & Rubber Co.	5,148	79
ArvinMeritor, Inc.	5,961	60
Modine Manufacturing Co.	2,706	55
* Aftermarket Technology Corp.	1,920	54
* Visteon Corp.	11,353	50
* Drew Industries, Inc.	1,721	47
* Exide Technologies	6,659	47
Superior Industries International, Inc.	2,044	38
* Raser Technologies, Inc.	2,940	37
Spartan Motors, Inc.	2,739	27
Sauer-Danfoss, Inc.	1,104	27

		4,904

Automobiles (2.4%)
General Motors Corp.	39,986	1,193
* Ford Motor Co.	148,818	1,118
Harley-Davidson, Inc.	22,181	1,065
Thor Industries, Inc.	3,182	112
Winnebago Industries, Inc.	2,637	57
* Fleetwood Enterprises, Inc.	5,708	31
Monaco Coach Corp.	2,508	23

		3,599

Distributors (0.7%)
Genuine Parts Co.	15,067	724
* LKQ Corp.	5,058	201
* Core-Mark Holding Co., Inc.	703	19
Building Materials Holding Corp.	2,593	15

		959

Diversified Consumer Services (3.1%)
* Apollo Group, Inc. Class A	12,983	994
H & R Block, Inc.	28,480	561
* ITT Educational Services, Inc.	3,595	407
Service Corp. International	25,980	345
DeVry, Inc.	5,299	291
* Career Education Corp.	8,412	242
Strayer Education, Inc.	1,287	233
Sotheby's	5,284	198
* Corinthian Colleges, Inc.	7,614	133
Weight Watchers International, Inc.	2,765	132
Matthews International Corp.	2,776	123
Regis Corp.	3,893	114
Jackson Hewitt Tax Service Inc.	2,839	92
* Bright Horizons Family Solutions, Inc.	2,299	87
* INVESTools Inc.	5,168	80
Stewart Enterprises, Inc. Class A	8,512	70
* Coinstar, Inc.	2,443	64
* Steiner Leisure Ltd.	1,425	61
* Pre-Paid Legal Services, Inc.	820	41
* Universal Technical Institute Inc.	2,158	38
* Capella Education Co.	368	26

		4,332

Hotels, Restaurants & Leisure (18.4%)
McDonald's Corp.	105,310	6,157
Carnival Corp.	38,554	1,740
Yum! Brands, Inc.	46,260	1,719
* Starbucks Corp.	65,382	1,529
Harrah's Entertainment, Inc.	16,509	1,454
International Game Technology	28,743	1,255
Marriott International, Inc. Class A	29,881	1,121
* Las Vegas Sands Corp.	9,413	1,067
* MGM Mirage, Inc.	11,912	1,030
Starwood Hotels & Resorts Worldwide, Inc.	18,529	995
Wynn Resorts Ltd.	5,339	678
Tim Hortons, Inc.	16,747	644
Royal Caribbean Cruises, Ltd.	12,236	496
Darden Restaurants Inc.	11,901	474
Wyndham Worldwide Corp.	16,155	471
* Penn National Gaming, Inc.	6,424	383
Orient-Express Hotel Ltd.	3,760	233
Brinker International, Inc.	10,053	232
Wendy's International, Inc.	7,732	217
* Scientific Games Corp.	6,160	200
Boyd Gaming Corp.	4,990	193
* Chipotle Mexican Grill, Inc. Class B	1,545	178
* Bally Technologies Inc.	4,261	178
Burger King Holdings Inc.	6,480	170
* Jack in the Box Inc.	5,503	165
* Chipotle Mexican Grill, Inc.	1,215	162
* Gaylord Entertainment Co.	3,600	151
* Life Time Fitness, Inc.	2,769	150
* Pinnacle Entertainment, Inc.	5,245	144
* Sonic Corp.	5,866	143
* The Cheesecake Factory Inc.	6,008	140
* Vail Resorts Inc.	2,391	133
* WMS Industries, Inc.	3,698	124
International Speedway Corp.	2,742	117
Choice Hotels International, Inc.	3,195	111
* Panera Bread Co.	2,680	107
Bob Evans Farms, Inc.	3,144	97
* CEC Entertainment Inc.	2,855	81
CKE Restaurants Inc.	4,986	73
Ameristar Casinos, Inc.	2,266	71
IHOP Corp.	1,378	70
CBRL Group, Inc.	2,057	69
Ruby Tuesday, Inc.	4,772	63
* Texas Roadhouse, Inc.	4,874	61
Domino's Pizza, Inc.	4,125	57
* Red Robin Gourmet Burgers, Inc.	1,411	56
* P.F. Chang's China Bistro, Inc.	2,153	55
* Morgans Hotel Group	2,802	52
* Papa John's International, Inc.	1,972	46
Speedway Motorsports, Inc.	1,371	46
Churchill Downs, Inc.	853	45
* Shuffle Master, Inc.	3,087	41
* California Pizza Kitchen, Inc.	2,408	38
* Buffalo Wild Wings Inc.	1,235	36
Triarc Cos., Inc. Class B	4,196	35
The Marcus Corp.	1,909	34
Landry's Restaurants, Inc.	1,429	34
* Peet's Coffee & Tea Inc.	1,232	33
O'Charley's Inc.	2,139	32
* Denny's Corp.	7,726	32
* Steak n Shake Co.	2,372	27
* BJ's Restaurants Inc.	1,531	27
* Great Wolf Resorts, Inc.	2,480	27
* Monarch Casino & Resort, Inc.	1,008	26
* AFC Enterprises, Inc.	2,345	26
Ambassadors Group, Inc.	1,250	23
* Isle of Capri Casinos, Inc.	1,212	21
* Six Flags, Inc.	8,285	19
* Ruth's Chris Steak House Inc.	1,519	18
Dover Downs Gaming & Entertainment, Inc.	1,402	15
* MTR Gaming Group Inc.	2,134	15
* Krispy Kreme Doughnuts, Inc.	5,371	14
* Trump Entertainment Resorts, Inc.	2,666	14
Triarc Cos., Inc. Class A	1,610	14
* Bluegreen Corp.	1,878	14
* Jamba Inc.	3,861	13
* Town Sports International Holdings, Inc.	1,066	11
* Magna Entertainment Corp. Class A	3,552	5

		26,047

Household Durables (6.0%)
Garmin Ltd.	10,521	1,129
Fortune Brands, Inc.	13,509	1,035
Newell Rubbermaid, Inc.	24,664	661
Whirlpool Corp.	6,986	566
Black & Decker Corp.	5,821	481
Harman International Industries, Inc.	5,464	402
* Mohawk Industries, Inc.	4,815	387
The Stanley Works	6,631	346
Leggett & Platt, Inc.	15,667	322
D. R. Horton, Inc.	24,943	299
* Toll Brothers, Inc.	11,643	241
Snap-On Inc.	4,840	237
Centex Corp.	10,643	222
Pulte Homes, Inc.	19,120	195
* NVR, Inc.	394	194
Tupperware Brands Corp.	5,464	191
* Jarden Corp.	6,856	181
Lennar Corp. Class A	11,317	179
KB Home	6,672	139
Tempur-Pedic International Inc.	4,376	130
MDC Holdings, Inc.	3,214	114
American Greetings Corp. Class A	4,486	104
Ryland Group, Inc.	3,694	85
Ethan Allen Interiors, Inc.	2,611	75
* Champion Enterprises, Inc.	6,745	61
Sealy Corp.	3,684	48
* Universal Electronics, Inc.	1,285	47
* Helen of Troy Ltd.	2,524	46
Blyth, Inc.	2,248	44
Furniture Brands International Inc.	4,083	41
Kimball International, Inc. Class B	2,352	31
Beazer Homes USA, Inc.	3,529	30
* Meritage Corp.	2,012	28
CSS Industries, Inc.	664	26
La-Z-Boy Inc.	4,500	25
* Hovnanian Enterprises Inc. Class A	3,230	24
Standard Pacific Corp.	6,559	23
* Avatar Holding, Inc.	469	20
Brookfield Homes Corp.	1,202	20
* iRobot Corp.	972	16
M/I Homes, Inc.	1,099	11
* Palm Harbor Homes, Inc.	912	10
* WCI Communities, Inc.	3,041	10

		8,476

Internet & Catalog Retail (3.8%)
* Amazon.com, Inc.	27,173	2,461
* Liberty Media Corp.-Interactive Series A	53,180	1,072
* Expedia, Inc.	16,752	546
* IAC/InterActiveCorp	17,393	484
* Priceline.com, Inc.	3,184	362
* Netflix.com, Inc.	4,498	104
* Blue Nile Inc.	1,244	92
* NutriSystem, Inc.	2,716	68
* GSI Commerce, Inc.	1,862	49
* Overstock.com, Inc.	1,387	32
* Gaiam, Inc.	1,362	32
* Shutterfly, Inc.	1,057	30
FTD Group, Inc.	1,652	22
* Stamps.com Inc.	1,716	22
* 1-800-FLOWERS.COM, Inc.	1,962	21
* ValueVision Media, Inc.	2,922	19
Systemax Inc.	913	18

		5,434

Leisure Equipment & Products (1.7%)
Mattel, Inc.	34,764	695
Eastman Kodak Co.	25,363	596
Hasbro, Inc.	13,375	371
Brunswick Corp.	8,031	164
Polaris Industries, Inc.	3,142	143
Callaway Golf Co.	6,023	103
Pool Corp.	4,332	92
* JAKKS Pacific, Inc.	2,349	59
* RC2 Corp.	1,768	51
* Smith & Wesson Holding Corp.	2,790	28
* MarineMax, Inc.	1,571	26
* Leapfrog Enterprises, Inc.	2,991	20
Nautilus Inc.	2,847	16
Arctic Cat, Inc.	1,023	11
Marine Products Corp.	1,312	10

		2,385

Media (30.6%)
Time Warner, Inc.	329,351	5,685
The Walt Disney Co.	162,840	5,398
* Comcast Corp. Class A	167,749	3,446
News Corp., Class A	160,784	3,388
* Viacom Inc. Class B	52,743	2,216
* Comcast Corp. Special Class A	95,205	1,924
* DIRECTV Group, Inc.	62,983	1,566
CBS Corp.	56,304	1,544
Clear Channel Communications, Inc.	41,656	1,495
The McGraw-Hill Cos., Inc.	30,345	1,489
Omnicom Group Inc.	29,253	1,426
* Liberty Media Corp.-Capital Series A	10,879	1,295
News Corp., Class B	39,222	850
* EchoStar Communications Corp. Class A	18,423	794
Gannett Co., Inc.	20,753	763
* Liberty Global, Inc. Class A	15,833	643
* Liberty Global, Inc. Series C	16,374	626
* Discovery Holding Co. Class A	23,740	581
* Cablevision Systems NY Group Class A	20,355	550
* Sirius Satellite Radio, Inc.	122,671	470
Virgin Media Inc.	24,560	467
* XM Satellite Radio Holdings, Inc.	27,050	422
* Time Warner Cable, Inc.	15,931	415
* Interpublic Group of Cos., Inc.	41,421	393
Washington Post Co. Class B	483	390
Lamar Advertising Co. Class A	6,942	361
E.W. Scripps Co. Class A	7,850	341
Dow Jones & Co., Inc.	5,076	303
* R.H. Donnelley Corp.	6,281	279
Idearc Inc.	12,989	246
Tribune Co.	7,119	221
New York Times Co. Class A	12,044	199
Meredith Corp.	3,443	190
* DreamWorks Animation SKG, Inc.	6,726	177
* Marvel Entertainment, Inc.	5,621	156
John Wiley & Sons Class A	3,549	150
* Getty Images, Inc.	4,727	138
* Gemstar-TV Guide International, Inc.	22,569	133
Belo Corp. Class A	7,719	128
Regal Entertainment Group Class A	6,236	123
* Scholastic Corp.	3,259	115
* Morningstar, Inc.	1,313	107
Arbitron Inc.	2,630	105
Interactive Data Corp.	3,294	103
National CineMedia Inc.	3,710	103
* Lions Gate Entertainment Corp.	10,281	95
* CTC Media, Inc.	3,329	80
* Live Nation, Inc.	5,470	73
Harte-Hanks, Inc.	4,187	70
The McClatchy Co. Class A	4,993	67
* TiVo Inc.	8,138	61
* Valassis Communications, Inc.	4,300	53
Lee Enterprises, Inc.	3,462	48
RCN Corp.	3,314	48
* CKX, Inc.	3,826	46
Sinclair Broadcast Group, Inc.	4,453	46
Cinemark Holdings Inc.	2,724	45
* Charter Communications, Inc.	34,113	45
Entercom Communications Corp.	2,749	45
Media General, Inc. Class A	1,746	43
* Entravision Communications Corp.	5,423	41
Hearst-Argyle Television Inc.	2,069	41
Citadel Broadcasting Corp.	16,550	38
Journal Communications, Inc.	4,148	38
* Knology, Inc.	2,617	35
* Cox Radio, Inc.	2,969	35
* LodgeNet Entertainment Corp.	1,769	34
Gray Television, Inc.	3,808	32
World Wrestling Entertainment, Inc.	1,802	28
* Lin TV Corp.	2,454	28
* Fisher Communications, Inc.	659	27
Warner Music Group Corp.	3,399	26
GateHouse Media, Inc.	3,016	25
* Cumulus Media Inc.	2,830	24
* Mediacom Communications Corp.	5,151	23
* Martha Stewart Living Omnimedia, Inc.	2,170	22
* Harris Interactive Inc.	4,402	18
* Playboy Enterprises, Inc. Class B	1,909	18
* Radio One, Inc. Class D	6,557	13
Westwood One, Inc.	6,683	13
PRIMEDIA Inc.	1,549	13
* Emmis Communications, Inc.	2,942	13
Journal Register Co.	130	0

		43,364

Multiline Retail (7.1%)
Target Corp.	71,129	4,272
* Kohl's Corp.	26,978	1,329
Macy's Inc.	38,469	1,141
J.C. Penney Co., Inc. (Holding Co.)	19,003	838
* Sears Holdings Corp.	6,938	732
Nordstrom, Inc.	17,489	587
Family Dollar Stores, Inc.	12,691	299
* Dollar Tree Stores, Inc.	8,638	248
Saks Inc.	11,236	231
* Big Lots Inc.	9,996	187
Dillard's Inc.	5,358	109
Fred's, Inc.	3,448	36
* 99 Cents Only Stores	4,361	35
Tuesday Morning Corp.	2,708	20
* Retail Ventures, Inc.	2,517	17
Bon-Ton Stores, Inc.	628	7

		10,088

Speciality Retail (17.8%)
Home Depot, Inc.	148,636	4,245
Lowe's Cos., Inc.	131,146	3,201
Best Buy Co., Inc.	35,574	1,816
Staples, Inc.	63,129	1,496
TJX Cos., Inc.	39,266	1,152
The Gap, Inc.	50,426	1,029
* Bed Bath & Beyond, Inc.	24,507	771
* GameStop Corp. Class A	12,529	720
Limited Brands, Inc.	31,836	639
Abercrombie & Fitch Co.	7,768	637
Sherwin-Williams Co.	9,918	623
Tiffany & Co.	12,061	560
* AutoZone Inc.	4,223	471
* CarMax, Inc.	19,105	437
* Office Depot, Inc.	24,262	416
American Eagle Outfitters, Inc.	17,517	401
PetSmart, Inc.	12,022	342
Advance Auto Parts, Inc.	9,412	338
Ross Stores, Inc.	12,288	324
* O'Reilly Automotive, Inc.	9,591	315
* Urban Outfitters, Inc.	10,260	269
Williams-Sonoma, Inc.	8,293	241
* AutoNation, Inc.	13,931	230
* Dick's Sporting Goods, Inc.	7,148	223
RadioShack Corp.	11,417	211
Guess ?, Inc.	4,153	195
* AnnTaylor Stores Corp.	6,156	187
Barnes & Noble, Inc.	4,693	180
Foot Locker, Inc.	13,744	179
* Chico's FAS, Inc.	15,567	176
* Aeropostale, Inc.	6,889	176
OfficeMax, Inc.	6,696	167
* J. Crew Group, Inc.	3,423	164
Men's Wearhouse, Inc.	4,572	158
* Tractor Supply Co.	3,142	129
* Pacific Sunwear of California, Inc.	6,170	101
Circuit City Stores, Inc.	14,999	97
* The Gymboree Corp.	2,874	96
* Collective Brands, Inc.	5,737	88
* Rent-A-Center, Inc.	6,183	88
* Zale Corp.	4,304	77
Aaron Rents, Inc.	3,822	77
Penske Automotive Group Inc.	3,739	75
* Tween Brands, Inc.	2,696	68
Stage Stores, Inc.	3,814	65
* Sally Beauty Co. Inc.	7,072	64
Borders Group, Inc.	5,146	64
Sonic Automotive, Inc.	2,726	63
Brown Shoe Co., Inc.	3,674	62
* The Children's Place Retail Stores, Inc.	2,183	62
* Genesco, Inc.	2,000	62
* The Dress Barn, Inc.	4,380	62
* Cabela's Inc.	3,645	60
* Charming Shoppes, Inc.	10,875	60
* Hibbett Sports Inc.	2,755	59
Group 1 Automotive, Inc.	2,027	54
The Pep Boys (Manny, Moe & Jack)	4,776	52
Christopher & Banks Corp.	3,149	51
Asbury Automotive Group, Inc.	2,850	48
* Select Comfort Corp.	4,332	46
* Coldwater Creek Inc.	5,326	44
* Jos. A. Bank Clothiers, Inc.	1,617	42
The Buckle, Inc.	1,174	41
Cato Corp. Class A	2,711	41
* Zumiez Inc.	1,372	38
* CSK Auto Corp.	3,862	38
Monro Muffler Brake, Inc.	1,721	36
bebe stores, inc.	2,534	34
* Blockbuster Inc. Class A	9,494	34
Talbots Inc.	2,162	34
* Charlotte Russe Holding Inc.	2,003	33
* Pier 1 Imports Inc.	7,920	33
* Jo-Ann Stores, Inc.	1,929	32
Big 5 Sporting Goods Corp.	1,906	31
* DSW Inc. Class A	1,230	28
* Hot Topic, Inc.	3,985	25
Lithia Motors, Inc.	1,426	22
* A.C. Moore Arts & Crafts, Inc.	1,379	22
* Build-A-Bear-Workshop, Inc.	1,348	21
* Blockbuster Inc. Class B	6,065	18
* Nexcen Brands, Inc.	3,800	17
* New York & Co., Inc.	2,318	17
Finish Line, Inc.	3,842	14
* Citi Trends Inc.	874	14
Stein Mart, Inc.	2,462	13
* Conn's, Inc.	624	11

		25,252

Textiles, Apparel & Luxury Goods (4.8%)
NIKE, Inc. Class B	32,564	2,138
* Coach, Inc.	32,807	1,218
VF Corp.	7,854	587
Polo Ralph Lauren Corp.	5,363	370
* Hanesbrands Inc.	8,473	239
Liz Claiborne, Inc.	9,186	230
Phillips-Van Heusen Corp.	4,964	211
* Fossil, Inc.	4,168	181
Jones Apparel Group, Inc.	9,666	180
* Deckers Outdoor Corp.	1,067	154
* The Warnaco Group, Inc.	4,121	152
* Crocs, Inc.	3,863	151
* Under Armour, Inc.	2,455	122
Wolverine World Wide, Inc.	4,786	119
* Quiksilver, Inc.	10,926	116
* Iconix Brand Group Inc.	4,481	102
* Carter's, Inc.	4,364	98
* Timberland Co.	4,420	72
* Skechers U.S.A., Inc.	2,894	66
Columbia Sportswear Co.	1,305	63
Movado Group, Inc.	1,694	47
UniFirst Corp.	1,193	45
K-Swiss, Inc.	2,332	42
* Steven Madden, Ltd.	1,693	38
Oxford Industries, Inc.	1,425	35
Kellwood Co.	2,328	35
* Volcom, Inc.	971	26
* True Religion Apparel, Inc.	1,345	23
Kenneth Cole Productions, Inc.	1,069	20
* Heelys Inc.	724	4

		6,884

Total Investments (99.9%)
(Cost $152,298)		141,724

Other Assets and Liabilities - Net (0.1%)		100

Net Assets (100%)		141,824

*	Non-income-producing security.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At November 30, 2007, the cost of investment securities for tax purposes was $152,298,000. Net unrealized depreciation of investment securities for tax purposes was $10,574,000, consisting of unrealized gains of $7,601,000 on securities that had risen in value since their purchase and $18,175,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Consumer Staples Index Fund
Schedule of Investments
November 30, 2007

	Shares	Market Value ($000)

Common Stocks (100.0%)

Beverages (20.7%)
The Coca-Cola Co.	464,077	28,819
PepsiCo, Inc.	354,846	27,387
Anheuser-Busch Cos., Inc.	208,076	10,970
Molson Coors Brewing Co. Class B	40,876	2,201
Coca-Cola Enterprises, Inc.	83,413	2,166
The Pepsi Bottling Group, Inc.	43,636	1,862
* Constellation Brands, Inc. Class A	64,588	1,521
Brown-Forman Corp. Class B	18,612	1,315
* Hansen Natural Corp.	25,902	1,124
PepsiAmericas, Inc.	26,469	896
* Central European Distribution Corp.	15,622	781
* Boston Beer Co., Inc. Class A	12,128	402
Coca-Cola Bottling Co.	6,727	382
* Jones Soda Co.	51,245	338
National Beverage Corp.	45,369	336

		80,500

Food & Staples Retailing (23.1%)
Wal-Mart Stores, Inc.	530,805	25,426
CVS/Caremark Corp.	406,758	16,307
Walgreen Co.	275,920	10,096
Costco Wholesale Corp.	122,631	8,265
Sysco Corp.	174,042	5,658
The Kroger Co.	192,566	5,536
Safeway, Inc.	127,478	4,436
SuperValu Inc.	64,581	2,704
Whole Foods Market, Inc.	44,876	1,930
* BJ's Wholesale Club, Inc.	26,687	999
* Rite Aid Corp.	234,543	873
Longs Drug Stores, Inc.	13,680	724
Ruddick Corp.	18,958	678
Casey's General Stores, Inc.	23,124	671
* United Natural Foods, Inc.	21,879	641
* Winn-Dixie Stores, Inc.	31,817	602
* Performance Food Group Co.	21,086	584
* The Pantry, Inc.	16,918	487
The Andersons, Inc.	11,416	484
* The Great Atlantic & Pacific Tea Co., Inc.	15,644	470
Nash-Finch Co.	12,620	450
* Pathmark Stores, Inc.	33,049	426
Ingles Markets, Inc.	17,770	423
Weis Markets, Inc.	10,259	420
PriceSmart, Inc.	12,668	378

		89,668

Food Products (18.9%)
Kraft Foods Inc.	434,436	15,010
Archer-Daniels-Midland Co.	164,671	5,986
General Mills, Inc.	94,229	5,668
H.J. Heinz Co.	92,597	4,380
Kellogg Co.	80,442	4,347
Bunge Ltd.	35,263	3,961
ConAgra Foods, Inc.	144,870	3,625
Sara Lee Corp.	213,803	3,598
Wm. Wrigley Jr. Co.	53,504	3,424
Campbell Soup Co.	71,140	2,612
The Hershey Co.	50,625	2,020
McCormick & Co., Inc.	39,382	1,505
Tyson Foods, Inc.	95,044	1,417
* Smithfield Foods, Inc.	41,590	1,250
Dean Foods Co.	47,335	1,181
Hormel Foods Corp.	28,277	1,124
Corn Products International, Inc.	28,165	1,108
J.M. Smucker Co.	20,686	1,016
Flowers Foods, Inc.	35,738	830
Del Monte Foods Co.	86,918	765
* Ralcorp Holdings, Inc.	11,639	714
* Hain Celestial Group, Inc.	20,123	666
Pilgrim's Pride Corp.	24,056	627
Lancaster Colony Corp.	14,386	554
* Chiquita Brands International, Inc.	28,538	548
* Darling International, Inc.	52,774	541
* TreeHouse Foods Inc.	22,458	529
Seaboard Corp.	311	469
Reddy Ice Holdings, Inc.	17,702	462
Sanderson Farms, Inc.	14,832	461
Tootsie Roll Industries, Inc.	18,466	455
Lance, Inc.	21,201	440
J & J Snack Foods Corp.	13,490	437
* Green Mountain Coffee Roasters, Inc.	12,014	392
Cal-Maine Foods, Inc.	15,795	389
Alico, Inc.	8,150	362
Farmer Brothers, Inc.	14,975	344
Wm. Wrigley Jr. Co. Class B	3,993	252

		73,469

Household Products (21.3%)
The Procter & Gamble Co.	756,497	55,981
Colgate-Palmolive Co.	141,332	11,318
Kimberly-Clark Corp.	119,152	8,318
The Clorox Co.	41,984	2,724
* Energizer Holdings, Inc.	17,396	1,977
Church & Dwight, Inc.	23,277	1,306
WD-40 Co.	12,311	488
* Spectrum Brands Inc.	71,008	367
* Central Garden & Pet Co. Class A	43,562	229
* Central Garden & Pet Co.	21,406	115

		82,823

Personal Products (3.5%)
Avon Products, Inc.	124,078	5,093
The Estee Lauder Cos. Inc. Class A	36,010	1,616
Herbalife Ltd.	21,676	908
Alberto-Culver Co.	34,593	884
* NBTY, Inc.	26,078	779
* Chattem, Inc.	8,919	632
* Bare Escentuals, Inc.	29,009	611
Nu Skin Enterprises, Inc.	32,376	573
* American Oriental Bioengineering, Inc.	43,082	504
* Elizabeth Arden, Inc.	20,575	494
* USANA Health Sciences, Inc.	9,821	409
* Prestige Brands Holdings Inc.	45,392	378
* Revlon, Inc. Class A	317,915	366
Mannatech, Inc.	52,123	329

		13,576

Tobacco (12.5%)
Altria Group, Inc.	484,013	37,540
Reynolds American Inc.	52,365	3,667
Carolina Group	32,798	2,917
UST, Inc.	48,257	2,794
Universal Corp. (VA)	13,255	712
Vector Group Ltd.	25,493	561
* Alliance One International, Inc.	108,702	449

		48,640

Total Investments (100.0%)
(Cost $333,618)		388,676

Other Assets and Liabilities - Net (0.0%)		(76)

Net Assets (100%)		388,600

*	Non-income-producing security.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At November 30, 2007, the cost of investment securities for tax purposes was $333,618,000. Net unrealized appreciation of investment securities for tax purposes was $55,058,000, consisting of unrealized gains of $60,733,000 on securities that had risen in value since their purchase and $5,675,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Energy Index Fund
Schedule of Investments
November 30, 2007

	Shares	Market Value ($000)

Common Stocks (101.2%)

Energy Equipment & Services (26.3%)
Oil & Gas Drilling (6.6%)
* Transocean, Inc.	153,278	21,044
Noble Corp.	134,098	6,991
Diamond Offshore Drilling, Inc.	35,686	4,155
ENSCO International, Inc.	76,031	4,094
* Nabors Industries, Inc.	145,972	3,927
* Pride International, Inc.	88,612	2,922
Rowan Cos., Inc.	61,179	2,166
Helmerich & Payne, Inc.	57,715	1,994
Patterson-UTI Energy, Inc.	90,465	1,705
* Atwood Oceanics, Inc.	17,300	1,509
* Hercules Offshore, Inc.	51,723	1,294
* Unit Corp.	28,533	1,276
* Grey Wolf, Inc.	143,973	731
* Parker Drilling Co.	91,907	657
* Pioneer Drilling Co.	47,428	565
* Bronco Drilling Co., Inc.	28,790	413
Oil & Gas Equipment & Services (19.7%)
Schlumberger Ltd.	627,426	58,633
Halliburton Co.	434,997	15,925
Baker Hughes, Inc.	156,949	12,598
* National Oilwell Varco Inc.	175,305	11,947
* Weatherford International Ltd.	165,199	10,345
Smith International, Inc.	100,594	6,309
* Cameron International Corp.	55,113	5,138
* FMC Technologies Inc.	67,203	3,735
BJ Services Co.	151,579	3,726
* Grant Prideco, Inc.	68,152	3,278
* Exterran Holdings, Inc.	32,956	2,638
* Helix Energy Solutions Group, Inc.	48,669	1,975
* Oceaneering International, Inc.	30,717	1,960
* Superior Energy Services, Inc.	47,207	1,648
* Core Laboratories N.V.	13,575	1,592
* Dresser Rand Group, Inc.	44,655	1,590
Tidewater Inc.	30,984	1,515
* Global Industries Ltd.	58,138	1,289
* SEACOR Holdings Inc.	13,895	1,258
* Dril-Quip, Inc.	21,455	1,210
* W-H Energy Services, Inc.	20,264	1,023
* Oil States International, Inc.	31,287	992
* Willbros Group, Inc.	25,878	970
* Bristow Group, Inc.	16,213	892
* TETRA Technologies, Inc.	54,118	856
* ION Geophysical Corp.	54,125	835
* Hornbeck Offshore Services, Inc.	17,384	716
* Gulfmark Offshore, Inc.	15,188	675
Lufkin Industries, Inc.	12,710	661
* Complete Production Services, Inc.	37,054	657
* NATCO Group Inc.	13,775	655
CARBO Ceramics Inc.	16,309	647
* Matrix Service Co.	23,945	625
* OYO Geospace Corp.	5,300	555
* Dawson Geophysical Co.	7,796	522
* T-3 Energy Services, Inc.	10,278	518
* Trico Marine Services, Inc.	14,612	517
* Newpark Resources, Inc.	94,624	509
* PHI Inc. Non-Voting Shares	15,778	503
Gulf Island Fabrication, Inc.	15,353	488
* Horizon Offshore, Inc.	28,690	486
* Basic Energy Services Inc.	24,561	479
RPC Inc.	41,360	459
* Allis-Chalmers Energy Inc.	29,831	452
* Cal Dive International, Inc.	35,547	441
* Superior Well Services, Inc.	21,867	424
* SulphCo, Inc.	77,024	408

		220,717

Oil, Gas & Consumable Fuels (74.9%)
Coal & Consumable Fuels (2.7%)
Peabody Energy Corp.	132,839	7,391
CONSOL Energy, Inc.	92,608	5,490
Arch Coal, Inc.	76,298	2,889
Massey Energy Co.	47,877	1,625
Foundation Coal Holdings, Inc.	28,327	1,287
* Alpha Natural Resources, Inc.	42,343	1,190
* Patriot Coal Corp.	21,534	728
* USEC Inc.	86,700	712
* International Coal Group, Inc.	123,214	617
* Uranium Resources Inc.	43,240	513
* Evergreen Energy, Inc.	112,574	413
Integrated Oil & Gas (47.4%)
ExxonMobil Corp.	1,955,448	174,348
Chevron Corp.	1,082,679	95,027
ConocoPhillips Co.	807,165	64,605
Occidental Petroleum Corp.	402,745	28,100
Marathon Oil Corp.	348,329	19,472
Hess Corp.	140,871	10,033
Murphy Oil Corp.	89,934	6,432
Oil & Gas Exploration & Production (17.1%)
Devon Energy Corp.	206,651	17,113
Apache Corp.	162,271	15,706
Anadarko Petroleum Corp.	228,523	12,934
XTO Energy, Inc.	189,760	11,731
EOG Resources, Inc.	120,979	10,015
Chesapeake Energy Corp.	223,442	8,457
Noble Energy, Inc.	85,949	6,192
* Ultra Petroleum Corp.	77,230	5,012
* Southwestern Energy Co.	87,376	4,349
* Newfield Exploration Co.	68,383	3,409
* Denbury Resources, Inc.	63,681	3,395
Range Resources Corp.	78,648	3,199
* Plains Exploration & Production Co.	59,701	3,010
Pioneer Natural Resources Co.	65,271	2,909
* Forest Oil Corp.	43,698	2,057
Cabot Oil & Gas Corp.	54,713	1,883
Cimarex Energy Co.	47,185	1,823
* Petrohawk Energy Corp.	98,787	1,610
* Quicksilver Resources, Inc.	29,899	1,513
St. Mary Land & Exploration Co.	37,369	1,469
* Whiting Petroleum Corp.	25,879	1,364
Penn Virginia Corp.	29,391	1,223
* Mariner Energy Inc.	52,706	1,143
* Encore Acquisition Co.	32,780	1,067
Berry Petroleum Class A	25,114	1,039
* Comstock Resources, Inc.	29,771	997
Atlas America, Inc.	16,362	929
* Stone Energy Corp.	19,778	894
* ATP Oil & Gas Corp.	19,851	885
* Swift Energy Co.	21,306	863
* Arena Resources, Inc.	22,903	861
* Carrizo Oil & Gas, Inc.	17,091	828
* EXCO Resources, Inc.	59,177	827
* Bill Barrett Corp.	20,983	810
* Delta Petroleum Corp.	52,275	803
* Continental Resources, Inc.	31,478	750
* CNX Gas Corp.	23,717	730
* Rosetta Resources, Inc.	39,874	730
* Oilsands Quest, Inc.	148,622	669
W&T Offshore, Inc.	25,059	662
* Petroleum Development Corp.	12,853	651
* Parallel Petroleum Corp.	32,281	618
* Warren Resources Inc.	47,876	611
* Contango Oil & Gas Co.	12,856	607
* McMoRan Exploration Co.	47,392	557
* PetroQuest Energy, Inc.	41,090	546
* Harvest Natural Resources, Inc.	41,432	540
* Gulfport Energy Corp.	25,000	520
* Bois d'Arc Energy, Inc.	24,467	480
* Goodrich Petroleum Corp.	18,996	464
* Veneco Inc.	24,752	452
* Energy Partners, Ltd.	35,858	444
* GMX Resources Inc.	13,195	422
* BPZ Energy, Inc.	32,914	375
* Brigham Exploration Co.	39,185	271
* GeoGlobal Resources Inc.	1,507	5
Oil & Gas Refining & Marketing (4.1%)
Valero Energy Corp.	267,822	17,427
Sunoco, Inc.	62,015	4,161
Tesoro Corp.	71,084	3,496
Frontier Oil Corp.	57,951	2,561
Holly Corp.	28,117	1,362
World Fuel Services Corp.	21,707	687
Western Refining, Inc.	23,676	684
* US BioEnergy Corp.	63,009	571
* Aventine Renewable Energy Holdings, Inc.	50,573	498
* Pacific Ethanol, Inc.	76,604	468
* Rentech, Inc.	207,609	432
Alon USA Energy, Inc.	15,349	427
Delek US Holdings, Inc.	20,671	381
* Clean Energy Fuels Corp.	25,279	377
* Verenium Corp.	99,231	362
* VeraSun Energy Corp.	19,017	225
Oil & Gas Storage & Transportation (3.6%)
Williams Cos., Inc.	294,404	10,219
Spectra Energy Corp.	314,753	7,756
El Paso Corp.	356,328	5,730
* Kinder Morgan Management, LLC	36,599	1,832
Overseas Shipholding Group Inc.	19,467	1,394
* Cheniere Energy, Inc.	29,775	1,036
Crosstex Energy, Inc.	26,727	960
* Enbridge Energy Management LLC	10,934	566
MarkWest Hydrocarbon, Inc.	7,710	473
General Maritime Corp.	8,422	225

		628,605

Total Investments (101.2%)
(Cost $645,803)		849,322

Other Assets and Liabilities - Net (-1.2%)		(10,261)

Net Assets (100%)		839,061

*	Non-income-producing security.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At November 30, 2007, the cost of investment securities for tax purposes was $645,803,000. Net unrealized appreciation of investment securities for tax purposes was $203,519,000, consisting of unrealized gains of $210,619,000 on securities that had risen in value since their purchase and $7,100,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Extended Duration Treasury Index Fund
Schedule of Investments
November 30, 2007

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S. Government Securities (100.2%)

U.S. Treasury Strips	0.000%	2/15/2028	3,000	1,203
U.S. Treasury Strips	0.000%	5/15/2028	2,500	990
U.S. Treasury Strips	0.000%	2/15/2029	2,000	770
U.S. Treasury Strips	0.000%	8/15/2029	4,500	1,693
U.S. Treasury Strips	0.000%	11/15/2029	2,500	934
U.S. Treasury Strips	0.000%	5/15/2030	1,500	549
U.S. Treasury Strips	0.000%	11/15/2030	3,900	1,400
U.S. Treasury Strips	0.000%	8/15/2031	1,500	525
U.S. Treasury Strips	0.000%	11/15/2031	1,500	518
U.S. Treasury Strips	0.000%	5/15/2032	3,000	1,016
U.S. Treasury Strips	0.000%	11/15/2032	1,500	498
U.S. Treasury Strips	0.000%	5/15/2033	1,500	487
U.S. Treasury Strips	0.000%	8/15/2033	1,500	481
U.S. Treasury Strips	0.000%	11/15/2033	1,500	476
U.S. Treasury Strips	0.000%	5/15/2034	1,500	466
U.S. Treasury Strips	0.000%	11/15/2034	1,875	572
U.S. Treasury Strips	0.000%	5/15/2035	3,000	892
U.S. Treasury Strips	0.000%	11/15/2035	2,700	786
U.S. Treasury Strips	0.000%	2/15/2036	1,250	360
U.S. Treasury Strips	0.000%	8/15/2036	1,900	538
U.S. Treasury Strips	0.000%	2/15/2037	2,000	555
U.S. Treasury Strips	0.000%	5/15/2037	3,500	961

Total U.S. Government Securities
(Cost $16,654)				16,670

			Shares

Temporary Cash Investment (1.9%)
1 Vanguard Market Liquidity Fund, 4.812%
(Cost $317)			316,930	317

Total Investments (102.1%)
(Cost $16,971)				16,987

Other Assets and Liabilities—Net (-2.1%)				(347)

Net Assets (100%)				16,640

1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At November 30, 2007, the cost of investment securities for tax purposes was $16,971,000. Net unrealized appreciation of investment securities for tax purposes was $16,000, consisting of unrealized gains of $20,000 on securities that had risen in value since their purchase and $4,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Financials Index Fund
Schedule of Investments
November 30, 2007

	Shares	Market Value ($000)

Common Stocks (99.8%)

Capital Markets (16.2%)
The Goldman Sachs Group, Inc.	49,027	11,111
Bank of New York Mellon Corp.	152,913	7,334
Morgan Stanley	127,204	6,706
Merrill Lynch & Co., Inc.	111,121	6,661
State Street Corp.	52,265	4,175
Lehman Brothers Holdings, Inc.	60,683	3,801
Charles Schwab Corp.	131,457	3,196
Franklin Resources Corp.	23,226	2,861
Northern Trust Corp.	26,654	2,159
T. Rowe Price Group Inc.	33,851	2,081
Ameriprise Financial, Inc.	31,512	1,849
Bear Stearns Co., Inc.	14,793	1,475
Legg Mason Inc.	17,840	1,361
American Capital Strategies, Ltd.	25,252	950
Janus Capital Group Inc.	23,531	790
Eaton Vance Corp.	16,031	702
* TD Ameritrade Holding Corp.	35,869	670
SEI Investments Co.	19,807	614
Federated Investors, Inc.	12,448	508
Allied Capital Corp.	20,789	506
* Affiliated Managers Group, Inc.	4,007	498
Raymond James Financial, Inc.	12,746	414
Waddell & Reed Financial, Inc.	11,203	383
Jefferies Group, Inc.	14,253	364
Apollo Investment Corp.	15,667	277
* Investment Technology Group, Inc.	5,923	271
* E*TRADE Financial Corp.	56,851	262
* GFI Group Inc.	2,185	213
* Knight Capital Group, Inc. Class A	12,994	173
optionsXpress Holdings Inc.	5,428	165
Greenhill & Co., Inc.	2,095	151
Ares Capital Corp.	9,209	139
* Piper Jaffray Cos., Inc.	2,486	115
* FCStone Group, Inc.	2,217	94
MCG Capital Corp.	8,250	93
* KBW Inc.	3,471	92
Calamos Asset Management, Inc.	3,087	91
* Stifel Financial Corp.	1,542	72
Cohen & Steers, Inc.	2,095	59
Gamco Investors Inc. Class A	1,062	57
Capital Southwest Corp.	444	53
SWS Group, Inc.	3,321	45
* TradeStation Group, Inc.	3,593	43
* LaBranche & Co. Inc.	7,400	39
* Penson Worldwide, Inc.	1,779	27
* Thomas Weisel Partners Group, Inc.	1,805	25
* FBR Capital Markets Corp.	1,994	20
* BlackRock Kelso Capital Corp.	900	13
* ACA Capital Holdings Inc.	1,748	1

		63,759

Commercial Banks (17.9%)
Wells Fargo & Co.	434,381	14,087
Wachovia Corp.	265,791	11,429
U.S. Bancorp	231,812	7,671
PNC Financial Services Group	46,630	3,414
SunTrust Banks, Inc.	44,567	3,125
BB&T Corp.	74,133	2,675
Regions Financial Corp.	94,444	2,496
Fifth Third Bancorp	64,675	1,934
National City Corp.	80,661	1,594
KeyCorp	52,431	1,381
Marshall & Ilsley Corp.	31,317	986
Commerce Bancorp, Inc.	24,703	984
Comerica, Inc.	20,822	953
Synovus Financial Corp.	35,922	894
Zions Bancorp	14,484	790
M & T Bank Corp.	8,658	788
Huntington Bancshares Inc.	46,245	726
Associated Banc-Corp.	16,145	439
UnionBanCal Corp.	7,343	396
Cullen/Frost Bankers, Inc.	7,224	380
Commerce Bancshares, Inc.	8,321	377
First Horizon National Corp.	16,879	373
City National Corp.	5,510	355
Bank of Hawaii Corp.	6,646	346
Popular, Inc.	35,421	340
Colonial BancGroup, Inc.	20,208	322
Wilmington Trust Corp.	8,774	313
TCF Financial Corp.	15,546	302
Valley National Bancorp	15,291	300
Fulton Financial Corp.	23,172	290
Webster Financial Corp.	7,615	257
Susquehanna Bancshares, Inc.	12,057	240
BancorpSouth, Inc.	9,765	239
* SVB Financial Group	4,535	233
Whitney Holdings Corp.	8,449	232
UCBH Holdings, Inc.	14,039	226
FirstMerit Corp.	10,579	218
East West Bancorp, Inc.	8,053	217
First Midwest Bancorp, Inc.	6,552	214
Chittenden Corp.	6,056	212
Westamerica Bancorporation	3,992	188
The South Financial Group, Inc.	9,809	176
BOK Financial Corp.	3,104	170
Cathay General Bancorp	5,720	166
First Community Bancorp	3,656	164
United Bankshares, Inc.	5,187	161
Alabama National BanCorporation	2,047	158
Trustmark Corp.	6,182	157
International Bancshares Corp.	6,901	152
Prosperity Bancshares, Inc.	4,618	148
UMB Financial Corp.	3,895	147
Citizens Banking Corp.	9,933	141
Boston Private Financial Holdings, Inc.	4,955	136
* Signature Bank	3,676	136
First Charter Corp.	4,417	133
Umpqua Holdings Corp.	7,945	128
Old National Bancorp	7,892	126
Hancock Holding Co.	3,203	126
Glacier Bancorp, Inc.	6,265	125
F.N.B. Corp.	7,980	124
First Citizens BancShares Class A	779	122
MB Financial, Inc.	3,847	122
Sterling Bancshares, Inc.	9,857	122
Pacific Capital Bancorp	5,885	121
* Sterling Financial Corp.	6,479	116
Wintrust Financial Corp.	3,091	109
Park National Corp.	1,442	109
NBT Bancorp, Inc.	4,289	107
First Commonwealth Financial Corp.	8,871	103
Frontier Financial Corp.	5,276	101
Provident Bankshares Corp.	4,266	100
* Investors Bancorp, Inc.	6,726	99
National Penn Bancshares Inc.	6,204	97
United Community Banks, Inc.	5,137	97
CVB Financial Corp.	8,284	92
S & T Bancorp, Inc.	2,820	90
Central Pacific Financial Co.	4,110	83
City Holding Co.	2,262	81
First Financial Bankshares, Inc.	2,076	81
PrivateBancorp, Inc.	2,533	78
Community Bank System, Inc.	3,825	77
Chemical Financial Corp.	2,980	75
IBERIABANK Corp.	1,502	73
Amcore Financial, Inc.	2,968	70
Columbia Banking System, Inc.	2,173	67
* Texas Capital Bancshares, Inc.	3,136	66
Sandy Spring Bancorp, Inc.	2,136	63
Harleysville National Corp.	4,031	62
First BanCorp Puerto Rico	9,374	61
WesBanco, Inc.	2,516	60
Sterling Financial Corp. (PA)	3,401	58
First Indiana Corp.	1,821	58
* Western Alliance Bancorp	2,626	58
Renasant Corp.	2,763	54
* Pinnacle Financial Partners, Inc.	1,835	53
Hanmi Financial Corp.	5,536	53
Independent Bank Corp. (MA)	1,808	52
Community Trust Bancorp Inc.	1,796	51
First Financial Bancorp	4,400	51
Cascade Bancorp	2,888	50
Bank of the Ozarks, Inc.	1,707	50
Omega Financial Corp.	1,558	48
First Merchants Corp.	2,209	48
Banner Corp.	1,459	44
Washington Trust Bancorp, Inc.	1,756	44
Capital City Bank Group, Inc.	1,499	43
Old Second Bancorp, Inc.	1,625	43
Tompkins Trustco, Inc.	994	42
Nara Bancorp, Inc.	3,161	42
First Community Bancshares, Inc.	1,312	42
CoBiz Inc.	2,479	41
West Coast Bancorp	2,020	40
First State Bancorporation	2,725	40
First Financial Corp. (IN)	1,383	39
Simmons First National Corp.	1,500	39
TriCo Bancshares	1,845	39
Capitol Bancorp Ltd.	1,939	39
U.S.B. Holding Co., Inc.	1,823	38
S.Y. Bancorp, Inc.	1,618	38
City Bank Lynnwood (WA)	1,837	38
BancFirst Corp.	811	38
Integra Bank Corp.	2,294	37
Union Bankshares Corp.	1,753	36
First Source Corp.	1,710	34
* Centennial Bank Holdings Inc.	6,607	33
Univest Corp. of Pennsylvania	1,531	33
Heartland Financial USA, Inc.	1,575	31
Sterling Bancorp	2,341	31
Midwest Banc Holdings, Inc.	2,423	31
* Virginia Commerce Bancorp, Inc.	2,419	30
* Independent Bank Corp. (MI)	2,763	26
Great Southern Bancorp, Inc.	1,174	26
Seacoast Banking Corp. of Florida	2,003	25
Republic Bancorp, Inc. Class A	1,400	23
Wilshire Bancorp Inc.	2,406	22
Irwin Financial Corp.	2,687	22
Center Financial Corp.	1,707	21
Taylor Capital Group, Inc.	902	20
W Holding Co., Inc.	16,341	19

		70,327

Consumer Finance (4.0%)
American Express Co.	142,979	8,433
Capital One Financial Corp.	56,209	2,996
SLM Corp.	55,205	2,102
Discover Financial Services	57,666	1,002
The First Marblehead Corp.	8,847	266
* AmeriCredit Corp.	15,532	178
Cash America International Inc.	3,897	140
* Dollar Financial Corp.	3,124	93
Student Loan Corp.	601	84
* World Acceptance Corp.	2,100	66
* First Cash Financial Services, Inc.	3,894	66
Advance America, Cash Advance Centers, Inc.	6,338	58
* EZCORP, Inc.	4,373	55
Advanta Corp. Class B	3,720	37
Nelnet, Inc.	2,663	37
* CompuCredit Corp.	2,015	26
* Credit Acceptance Corp.	1,068	20
Advanta Corp. Class A	1,229	11

		15,670

Diversified Financial Services (21.3%)
Bank of America Corp.	596,028	27,495
Citigroup, Inc.	668,220	22,252
JPMorgan Chase & Co.	454,728	20,745
CME Group, Inc.	6,415	4,225
NYSE Euronext	17,744	1,537
Nymex Holdings Inc.	11,861	1,477
* IntercontinentalExchange Inc.	7,527	1,257
Moody's Corp.	30,427	1,146
Leucadia National Corp.	21,695	1,019
* Nasdaq Stock Market Inc.	18,497	802
CIT Group Inc.	25,611	681
International Securities Exchange, Inc.	4,715	317
* Interactive Brokers Group, Inc.	5,400	159
Portfolio Recovery Associates, Inc.	2,172	87
* PICO Holdings, Inc.	2,221	85
Financial Federal Corp.	3,381	75
* MarketAxess Holdings, Inc.	4,224	61
ASTA Funding, Inc.	1,418	51
Resource America, Inc.	2,081	34
* NewStar Financial, Inc.	3,350	31
Compass Diversified Trust	1,700	25
Asset Acceptance Capital Corp.	1,634	18
* Primus Guaranty, Ltd.	2,741	18

		83,597

Insurance (24.8%)
American International Group, Inc.	292,870	17,024
MetLife, Inc.	99,856	6,550
* Berkshire Hathaway Inc. Class B	1,303	6,111
Prudential Financial, Inc.	62,156	5,851
The Travelers Cos., Inc.	88,162	4,682
AFLAC Inc.	65,611	4,110
The Hartford Financial Services Group Inc.	42,687	4,069
The Allstate Corp.	74,580	3,812
The Chubb Corp.	52,745	2,877
Loews Corp.	57,572	2,751
ACE Ltd.	44,303	2,651
The Principal Financial Group, Inc.	35,949	2,354
Lincoln National Corp.	36,474	2,246
Marsh & McLennan Cos., Inc.	72,578	1,823
Aon Corp.	35,436	1,771
Progressive Corp. of Ohio	91,115	1,677
Genworth Financial Inc.	59,536	1,562
XL Capital Ltd. Class A	24,505	1,434
Unum Group	48,483	1,204
Assurant, Inc.	13,793	902
Everest Re Group, Ltd.	8,508	893
Cincinnati Financial Corp.	20,767	830
Safeco Corp.	14,168	818
Torchmark Corp.	12,799	789
Willis Group Holdings Ltd.	19,575	782
Axis Capital Holdings Ltd.	18,465	704
W.R. Berkley Corp.	22,013	673
MBIA, Inc.	17,415	636
PartnerRe Ltd.	7,633	630
* Markel Corp.	1,268	611
White Mountains Insurance Group Inc.	1,161	598
RenaissanceRe Holdings Ltd.	9,197	544
* Arch Capital Group Ltd.	7,363	514
HCC Insurance Holdings, Inc.	14,985	461
Old Republic International Corp.	29,304	440
Fidelity National Financial, Inc. Class A	28,033	438
Brown & Brown, Inc.	15,961	393
First American Corp.	11,026	377
StanCorp Financial Group, Inc.	7,142	372
Ambac Financial Group, Inc.	13,638	371
Protective Life Corp.	8,939	370
* Philadelphia Consolidated Holding Corp.	8,219	350
Arthur J. Gallagher & Co.	13,222	347
* Conseco, Inc.	25,438	327
Aspen Insurance Holdings Ltd.	11,267	324
Nationwide Financial Services, Inc.	6,888	308
The Hanover Insurance Group Inc.	6,812	307
Endurance Specialty Holdings Ltd.	7,484	302
Platinum Underwriters Holdings, Ltd.	8,080	293
* Alleghany Corp.	716	293
Unitrin, Inc.	6,159	285
American Financial Group, Inc.	9,484	277
Transatlantic Holdings, Inc.	3,551	264
Allied World Assurance Holdings, Ltd.	5,664	262
Erie Indemnity Co. Class A	4,901	254
Montpelier Re Holdings Ltd.	14,231	246
Commerce Group, Inc.	6,505	234
Reinsurance Group of America, Inc.	4,154	225
Delphi Financial Group, Inc.	5,841	225
* ProAssurance Corp.	3,992	219
National Financial Partners Corp.	4,779	217
Hilb, Rogal and Hamilton Co.	4,907	210
Zenith National Insurance Corp.	4,884	205
IPC Holdings Ltd.	6,731	199
Mercury General Corp.	3,593	186
The Phoenix Cos., Inc.	14,212	171
Selective Insurance Group	7,189	170
R.L.I. Corp.	2,702	161
Max Re Capital Ltd.	5,541	157
Assured Guaranty Ltd.	6,908	156
* Argo Group International Holdings	3,817	151
Odyssey Re Holdings Corp.	3,872	149
Employers Holdings, Inc.	6,816	121
* Enstar Group Ltd.	1,071	116
Horace Mann Educators Corp.	5,672	111
Midland Co.	1,700	109
* Navigators Group, Inc.	1,839	108
Alfa Corp.	4,859	105
Infinity Property & Casualty Corp.	2,582	101
Tower Group, Inc.	2,732	89
United Fire & Casualty Co.	2,813	87
OneBeacon Insurance Group Ltd.	3,776	80
Safety Insurance Group, Inc.	1,875	68
Harleysville Group, Inc.	1,889	66
* Hilltop Holdings Inc.	6,065	66
FBL Financial Group, Inc. Class A	1,762	65
Flagstone Reinsurance Holdings Ltd.	4,599	65
Stewart Information Services Corp.	2,300	62
American Equity Investment Life Holding Co.	6,858	62
National Western Life Insurance Co. Class A	298	60
American Physicians Capital, Inc.	1,396	59
LandAmerica Financial Group, Inc.	2,137	56
* United America Indemnity, Ltd.	2,824	56
State Auto Financial Corp.	1,915	53
Presidential Life Corp.	2,984	51
* CNA Surety Corp.	2,308	48
Amtrust Financial Services Inc.	3,643	46
* eHealth, Inc.	1,231	38
* Greenlight Capital Re. Ltd.	1,671	36
James River Group Inc.	1,054	36
Security Capital Assurance, Ltd.	4,712	33
Donegal Group Inc. Class A	1,715	29
Baldwin & Lyons, Inc. Class B	1,072	29
Life Partners Holdings	798	28
National Interstate Corp.	838	28
* Darwin Professional Underwriters, Inc.	820	19
Castlepoint Holdings Ltd.	1,538	18
* First Acceptance Corp.	2,605	11
* Scottish Re Group Ltd.	7,724	9
* Crawford & Co. Class B	751	3

		97,406

Real Estate Investment Trusts (10.6%)
Simon Property Group, Inc. REIT	30,113	2,965
ProLogis REIT	34,580	2,262
Vornado Realty Trust REIT	18,328	1,650
Boston Properties, Inc. REIT	15,997	1,574
Equity Residential REIT	37,174	1,383
General Growth Properties Inc. REIT	29,663	1,378
Host Hotels & Resorts Inc. REIT	69,944	1,342
Public Storage, Inc. REIT	17,130	1,325
Kimco Realty Corp. REIT	30,380	1,200
Plum Creek Timber Co. Inc. REIT	23,598	1,094
Avalonbay Communities, Inc. REIT	10,648	1,059
HCP, Inc. REIT	27,678	926
Annaly Mortgage Management Inc. REIT	52,361	901
SL Green Realty Corp. REIT	8,020	833
AMB Property Corp. REIT	13,395	819
Ventas, Inc. REIT	17,933	782
The Macerich Co. REIT	9,563	743
Developers Diversified Realty Corp. REIT	16,706	742
Federal Realty Investment Trust REIT	7,581	631
Regency Centers Corp. REIT	9,342	621
Apartment Investment & Management Co. Class A REIT	12,973	516
Duke Realty Corp. REIT	19,235	506
iStar Financial Inc. REIT	17,103	501
Rayonier Inc. REIT	10,379	481
Health Care Inc. REIT	10,724	481
Hospitality Properties Trust REIT	12,572	459
Alexandria Real Estate Equities, Inc. REIT	4,255	418
UDR, Inc. REIT	18,130	399
Camden Property Trust REIT	7,580	399
Liberty Property Trust REIT	12,259	384
Realty Income Corp. REIT	13,462	384
Nationwide Health Properties, Inc. REIT	12,250	383
Taubman Co. REIT	7,117	381
Weingarten Realty Investors REIT	10,395	371
Essex Property Trust, Inc. REIT	3,374	350
Mack-Cali Realty Corp. REIT	9,159	327
Digital Realty Trust, Inc. REIT	8,152	311
BRE Properties Inc. Class A REIT	6,740	300
Douglas Emmett, Inc. REIT	12,319	296
CapitalSource Inc. REIT	16,425	275
HRPT Properties Trust REIT	29,823	247
Kilroy Realty Corp. REIT	4,401	246
Senior Housing Properties Trust REIT	11,048	244
CBL & Associates Properties, Inc. REIT	8,239	238
Potlatch Corp. REIT	5,149	236
National Retail Properties REIT	9,375	230
Brandywine Realty Trust REIT	11,057	227
Highwood Properties, Inc. REIT	7,128	226
DCT Industrial Trust Inc. REIT	22,130	223
First Industrial Realty Trust REIT	6,003	219
Corporate Office Properties Trust, Inc. REIT	5,892	213
Post Properties, Inc. REIT	5,741	208
DiamondRock Hospitality Co. REIT	11,800	204
Washington REIT	6,317	202
Home Properties, Inc. REIT	4,402	199
Entertainment Properties Trust REIT	3,711	198
LaSalle Hotel Properties REIT	5,271	196
BioMed Realty Trust, Inc. REIT	8,680	196
Sunstone Hotel Investors, Inc. REIT	8,225	191
Pennsylvania REIT	5,264	182
Strategic Hotels and Resorts, Inc. REIT	9,825	180
Tanger Factory Outlet Centers, Inc. REIT	4,188	176
Thornburg Mortgage, Inc. REIT	15,887	169
Healthcare Realty Trust Inc. REIT	6,286	160
Mid-America Apartment Communities, Inc. REIT	3,241	157
Lexington Realty Trust REIT	8,262	146
EastGroup Properties, Inc. REIT	3,160	146
Equity Lifestyle Properties, Inc. REIT	3,101	144
Omega Healthcare Investors, Inc. REIT	8,867	143
Colonial Properties Trust REIT	5,840	143
MFA Mortgage Investments, Inc. REIT	15,837	139
American Financial Realty Trust REIT	17,089	138
FelCor Lodging Trust, Inc. REIT	7,773	136
Franklin Street Properties Corp. REIT	8,102	134
Maguire Properties, Inc. REIT	4,967	126
Cousins Properties, Inc. REIT	5,204	124
Sovran Self Storage, Inc. REIT	2,752	120
Inland Real Estate Corp. REIT	8,207	120
Ashford Hospitality Trust REIT	15,273	118
Equity One, Inc. REIT	4,891	116
PS Business Parks, Inc. REIT	2,140	115
Extra Space Storage Inc. REIT	8,051	115
Acadia Realty Trust REIT	4,040	107
Redwood Trust, Inc. REIT	3,442	105
* Alexander's, Inc. REIT	269	105
Glimcher Realty Trust REIT	4,920	96
American Campus Communities, Inc. REIT	3,622	94
Newcastle Investment Corp. REIT	7,042	92
National Health Investors REIT	3,156	90
Parkway Properties Inc. REIT	2,123	84
Saul Centers, Inc. REIT	1,433	82
NorthStar Realty Finance Corp. REIT	8,052	74
Gramercy Capital Corp. REIT	3,102	74
Investors Real Estate Trust REIT	7,328	74
Medical Properties Trust Inc. REIT	6,505	73
Cedar Shopping Centers, Inc. REIT	5,917	69
RAIT Financial Trust REIT	7,787	67
U-Store-It Trust REIT	6,446	65
Anthracite Capital Inc. REIT	8,407	64
Getty Realty Holding Corp. REIT	2,293	62
Friedman, Billings, Ramsey Group, Inc. REIT	20,383	61
First Potomac REIT	3,227	61
Ramco-Gershenson Properties Trust REIT	2,400	61
Kite Realty Group Trust REIT	3,869	61
LTC Properties, Inc. REIT	2,491	59
Sun Communities, Inc. REIT	2,312	57
CapLease, Inc. REIT	5,874	52
Universal Health Realty Income REIT	1,468	48
Crystal River Capital Inc. REIT	3,364	48
Capital Trust Class A REIT	1,525	47
Education Realty Trust, Inc. REIT	3,825	46
Anworth Mortgage Asset Corp. REIT	6,248	44
Arbor Realty Trust, Inc. REIT	2,552	44
Urstadt Biddle Properties Class A REIT	2,487	42
Deerfield Triarc Capital Corp. REIT	5,114	38
JER Investors Trust Inc. REIT	3,315	32
GMH Communities Trust REIT	5,218	30
Impac Mortgage Holdings, Inc. REIT	3,559	2
Luminent Mortgage Capital, Inc. REIT	1,850	2

		41,854

Real Estate Management & Development (0.5%)
* CB Richard Ellis Group, Inc.	27,401	651
Jones Lang LaSalle Inc.	5,091	428
Forest City Enterprise Class A	8,290	416
The St. Joe Co.	9,377	267
* Tejon Ranch Co.	1,623	63
* Meruelo Maddux Properties Inc.	889	4

		1,829

Thrifts & Mortgage Finance (4.5%)
Fannie Mae	130,758	5,024
Freddie Mac	88,607	3,107
Washington Mutual, Inc.	116,064	2,263
Hudson City Bancorp, Inc.	67,480	1,027
Countrywide Financial Corp.	79,214	857
New York Community Bancorp, Inc.	38,789	722
People's United Financial Inc.	40,178	682
Sovereign Bancorp, Inc.	50,968	600
Astoria Financial Corp.	11,653	292
Washington Federal Inc.	11,650	273
MGIC Investment Corp.	11,027	259
NewAlliance Bancshares, Inc.	13,408	173
First Niagara Financial Group, Inc.	13,491	168
The PMI Group Inc.	11,403	151
* TFS Financial Corp.	11,668	144
Radian Group, Inc.	10,537	119
Provident Financial Services Inc.	7,854	117
Downey Financial Corp.	2,777	116
TrustCo Bank NY	9,864	105
Capitol Federal Financial	2,922	99
IndyMac Bancorp, Inc.	9,773	93
Municipal Mortgage & Equity, LLC	5,132	88
Brookline Bancorp, Inc.	7,980	82
First Busey Corp.	3,771	79
* First Federal Financial Corp.	2,221	78
Bank Mutual Corp.	7,213	73
Northwest Bancorp, Inc.	2,605	72
Anchor Bancorp Wisconsin Inc.	2,463	63
Provident New York Bancorp, Inc.	5,080	62
Partners Trust Financial Group, Inc.	4,740	60
KNBT Bancorp Inc.	3,309	52
TierOne Corp.	2,097	49
BankFinancial Corp.	3,008	48
Dime Community Bancshares	3,475	47
WSFS Financial Corp.	833	47
First Financial Holdings, Inc.	1,536	42
Corus Bankshares Inc.	4,150	39
* Beneficial Mutual Bancorp, Inc.	3,725	36
First Place Financial Corp.	2,465	36
BankUnited Financial Corp.	4,308	34
Kearny Financial Corp.	2,619	33
Flagstar Bancorp, Inc.	4,784	30
PFF Bancorp, Inc.	2,984	28
* Ocwen Financial Corp.	4,981	28
ViewPoint Financial Group	1,527	27
BankAtlantic Bancorp, Inc. Class A	6,380	25
* Oritani Financial Corp.	1,877	24
Roma Financial Corp.	1,430	23
Fremont General Corp.	8,980	23
United Community Financial Corp.	3,628	21
* Wauwatosa Holdings, Inc.	1,404	19
* Triad Guaranty, Inc.	1,710	15
* Franklin Bank Corp.	3,102	13

		17,787

Total Common Stocks
(Cost $428,586)		392,229

Temporary Cash Investment (0.0%)

1 Vanguard Market Liquidity Fund, 4.812%
(Cost $24)	24,238	24

Total Investments (99.8%)
(Cost $428,610)		392,253

Other Assets and Liabilities-Net (0.2%)		740

Net Assets (100%)		392,993

*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield. REIT - Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At November 30, 2007, the cost of investment securities for tax purposes was $428,610,000. Net unrealized depreciation of investment securities for tax purposes was $36,357,000, consisting of unrealized gains of $16,101,000 on securities that had risen in value since their purchase and $52,458,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Health Care Index Fund
Schedule of Investments
November 30, 2007

	Shares	Market Value ($000)

Common Stocks (100.1%)

Biotechnology (13.9%)
* Amgen, Inc.	366,500	20,249
* Gilead Sciences, Inc.	312,444	14,541
* Genentech, Inc.	159,912	12,193
* Celgene Corp.	129,181	7,951
* Biogen Idec Inc.	97,138	7,200
* Genzyme Corp.	88,794	6,653
* Amylin Pharmaceuticals, Inc.	44,318	1,693
* Cephalon, Inc.	22,332	1,673
* Millennium Pharmaceuticals, Inc.	107,986	1,592
* Vertex Pharmaceuticals, Inc.	43,860	1,114
* Onyx Pharmaceuticals, Inc.	18,368	1,002
* ImClone Systems, Inc.	20,149	909
* OSI Pharmaceuticals, Inc.	19,267	898
* BioMarin Pharmaceutical Inc.	32,063	882
* Alexion Pharmaceuticals, Inc.	11,637	846
* United Therapeutics Corp.	6,997	700
* PDL BioPharma Inc.	39,068	692
* Myriad Genetics, Inc.	14,352	692
* Pharmion Corp.	9,630	615
* Medarex, Inc.	40,005	508
* Isis Pharmaceuticals, Inc.	27,848	493
* Alkermes, Inc.	33,666	480
* Human Genome Sciences, Inc.	42,648	444
* LifeCell Corp.	10,689	433
* Regeneron Pharmaceuticals, Inc.	19,393	422
* Applera Corp.-Celera Genomics Group	26,659	403
* Cepheid, Inc.	18,357	397
* Cubist Pharmaceuticals, Inc.	18,446	392
* Theravance, Inc.	15,482	373
* Alnylam Pharmaceuticals Inc.	8,897	290
* Martek Biosciences Corp.	10,753	278
* Savient Pharmaceuticals Inc.	18,054	254
* Incyte Corp.	25,641	220
* Arena Pharmaceuticals, Inc.	24,172	212
* Seattle Genetics, Inc.	18,000	198
* Zymogenetics, Inc.	12,678	186
* Sangamo BioSciences, Inc.	12,040	185
* CV Therapeutics, Inc.	20,271	177
* Halozyme Therapeutics Inc.	20,797	176
* Progenics Pharmaceuticals, Inc.	9,038	175
* Array BioPharma Inc.	15,110	167
* Neurocrine Biosciences, Inc.	12,841	167
* InterMune Inc.	10,189	165
* Indevus Pharmaceuticals, Inc.	21,935	164
* XOMA Ltd.	44,469	160
* Geron Corp.	24,702	160
* Abraxis BioScience	2,686	158
Ligand Pharmaceuticals Inc. Class B	30,973	152
* Acorda Therapeutics Inc.	7,700	144
* Dendreon Corp.	28,301	142
* MannKind Corp.	13,871	130
* Keryx Biopharmaceuticals, Inc.	13,964	128
* Omrix Biopharmaceuticals, Inc.	3,790	127
* Genomic Health, Inc.	4,800	116
* Acadia Pharmaceuticals Inc.	9,083	103
* Lexicon Pharmaceuticals Inc.	28,968	101
* deCODE genetics, Inc.	19,767	85
* Affymax Inc.	3,052	78
* GTx, Inc.	5,298	76
* Senomyx, Inc.	10,302	72
* Nabi Biopharmaceuticals	20,893	69
* Osiris Therapeutics, Inc.	4,700	53
* Momenta Pharmaceuticals, Inc.	8,151	44
* Amicus Therapeutics, Inc.	2,729	42
* Orexigen Therapeutics Inc.	1,934	25
* Rigel Pharmaceuticals, Inc.	1,860	13
* Emergent BioSolutions inc.	1,906	11
* Panacos Pharmaceuticals Inc.	2,383	5
* Idenix Pharmaceuticals Inc.	1,341	3

		91,651

Health Care Equipment & Supplies (16.3%)
Medtronic, Inc.	384,496	19,552
Baxter International, Inc.	217,389	13,015
Stryker Corp.	96,885	7,037
Becton, Dickinson & Co.	82,379	6,815
Covidien Ltd.	167,265	6,709
* Boston Scientific Corp.	452,277	5,712
* Zimmer Holdings, Inc.	79,588	5,152
* St. Jude Medical, Inc.	114,700	4,559
* Intuitive Surgical, Inc.	12,747	4,177
C.R. Bard, Inc.	34,781	2,940
* Hologic, Inc.	38,446	2,552
* Hospira, Inc.	52,740	2,284
* Varian Medical Systems, Inc.	42,881	2,142
DENTSPLY International Inc.	48,524	2,076
Beckman Coulter, Inc.	20,861	1,476
* Inverness Medical Innovations, Inc.	21,503	1,262
* IDEXX Laboratories Corp.	20,756	1,256
* Respironics, Inc.	24,623	1,213
* ResMed Inc.	26,028	1,192
* Gen-Probe Inc.	17,643	1,180
Hillenbrand Industries, Inc.	19,768	1,064
* Kinetic Concepts, Inc.	17,980	1,054
* Edwards Lifesciences Corp.	19,392	959
* Immucor Inc.	22,948	761
Cooper Cos., Inc.	15,014	646
STERIS Corp.	21,780	609
* Haemonetics Corp.	8,847	513
* Advanced Medical Optics, Inc.	20,229	510
* ArthroCare Corp.	9,323	505
* Nuvasive, Inc.	11,508	490
West Pharmaceutical Services, Inc.	10,966	412
Mentor Corp.	10,750	404
Meridian Bioscience Inc.	12,437	384
* Wright Medical Group, Inc.	12,038	325
* Align Technology, Inc.	19,140	323
* Thoratec Corp.	16,203	317
* American Medical Systems Holdings, Inc.	23,127	316
* Orthofix International N.V.	4,976	291
* Integra LifeSciences Holdings	6,993	290
* ev3 Inc.	19,247	282
* SurModics, Inc.	5,064	262
Invacare Corp.	9,965	259
Analogic Corp.	4,596	247
* CONMED Corp.	9,562	238
* Abaxis, Inc.	7,127	236
* Conceptus, Inc.	10,007	201
* SonoSite, Inc.	5,641	187
* Quidel Corp.	9,809	185
* Symmetry Medical Inc.	10,869	183
* Sirona Dental Systems Inc.	6,533	177
* ICU Medical, Inc.	4,460	166
* Zoll Medical Corp.	6,964	162
Datascope Corp.	4,427	162
* Greatbatch, Inc.	7,606	157
* OraSure Technologies, Inc.	15,749	149
* Accuray Inc.	8,985	149
Vital Signs, Inc.	2,712	144
* Volcano Corp.	9,164	134
* Merit Medical Systems, Inc.	8,796	128
* Stereotaxis Inc.	9,353	126
* Cyberonics, Inc.	9,157	125
* TomoTherapy, Inc.	6,035	112
* Palomar Medical Technologies, Inc.	5,944	104
* Insulet Corp.	3,732	102
* Hansen Medical Inc.	3,255	96
* Clinical Data, Inc.	3,829	94
* Aspect Medical Systems, Inc.	5,747	85
* Cynosure Inc.	2,813	84
* Northstar Neuroscience, Inc.	4,900	45

		107,255

Health Care Providers & Services (19.7%)
UnitedHealth Group Inc.	446,827	24,575
* WellPoint Inc.	202,438	17,047
Aetna Inc.	172,236	9,625
* Medco Health Solutions, Inc.	91,290	9,128
Cardinal Health, Inc.	122,875	7,440
McKesson Corp.	100,024	6,675
CIGNA Corp.	95,403	5,115
* Express Scripts Inc.	75,066	5,086
* Humana Inc.	56,557	4,357
* Coventry Health Care Inc.	52,566	3,043
Quest Diagnostics, Inc.	55,098	3,034
* Laboratory Corp. of America Holdings	39,581	2,876
AmerisourceBergen Corp.	60,689	2,753
* DaVita, Inc.	35,408	2,194
* Health Net Inc.	37,616	1,827
* Henry Schein, Inc.	29,875	1,767
Manor Care, Inc.	24,364	1,574
* Patterson Cos.	37,513	1,207
* VCA Antech, Inc.	28,111	1,153
* Community Health Systems, Inc.	32,063	1,072
* Pediatrix Medical Group, Inc.	16,199	1,047
Omnicare, Inc.	40,690	1,037
* Lincare Holdings, Inc.	28,001	957
* Tenet Healthcare Corp.	158,270	872
Universal Health Services Class B	16,910	862
* Sierra Health Services, Inc.	17,679	738
* Healthways, Inc.	11,708	683
* Psychiatric Solutions, Inc.	18,142	663
* AMERIGROUP Corp.	17,610	605
* Magellan Health Services, Inc.	13,061	594
* LifePoint Hospitals, Inc.	18,291	579
Health Management Associates Class A	81,042	552
Owens & Minor, Inc. Holding Co.	13,449	528
* HealthSouth Corp.	26,359	523
* Sunrise Senior Living, Inc.	15,117	475
* WellCare Health Plans Inc.	11,950	465
* PSS World Medical, Inc.	22,705	435
Chemed Corp.	7,969	432
Brookdale Senior Living Inc.	11,838	392
* Centene Corp.	14,794	370
* Amedisys Inc.	8,648	369
* Universal American Financial Corp.	15,115	360
* Apria Healthcare Group Inc.	14,779	320
* inVentiv Health, Inc.	9,839	287
* HealthExtras, Inc.	10,631	282
* Healthspring, Inc.	14,574	275
* AmSurg Corp.	10,384	269
* Kindred Healthcare, Inc.	10,806	266
* HMS Holdings Corp.	7,200	224
* Sun Healthcare Group Inc.	13,164	218
* AMN Healthcare Services, Inc.	11,872	200
* Air Methods Corp.	3,611	190
* Res-Care, Inc.	7,747	176
* Matria Healthcare, Inc.	7,217	164
* Molina Healthcare Inc.	4,371	164
* Emeritus Corp.	6,457	163
* Gentiva Health Services, Inc.	8,995	162
Landauer, Inc.	3,107	156
* MedCath Corp.	6,103	155
* Cross Country Healthcare, Inc.	10,437	152
* PharMerica Corp.	9,842	145
* Assisted Living Concepts Inc.	20,461	141
* Radiation Therapy Services, Inc.	4,450	139
* Odyssey Healthcare, Inc.	11,729	117
LCA-Vision Inc.	6,949	113
National Healthcare Corp.	2,153	106
* Skilled Healthcare Group Inc.	6,477	98
* Nighthawk Radiology Holdings, Inc.	4,559	96
* Alliance Imaging, Inc.	8,525	81

		129,945

Heath Care Technology (0.8%)
IMS Health, Inc.	66,032	1,542
* Cerner Corp.	22,683	1,355
* HLTH Corp.	61,223	857
* Eclipsys Corp.	16,128	374
* Phase Forward Inc.	12,778	312
* Allscripts Healthcare Solutions, Inc.	17,484	309
* Omnicell, Inc.	10,683	282
* The TriZetto Group, Inc.	14,586	225
* Vital Images, Inc.	5,488	99

		5,355

Life Sciences Tools & Services (4.5%)
* Thermo Fisher Scientific, Inc.	143,939	8,297
* Waters Corp.	33,620	2,624
Applera Corp.-Applied Biosystems Group	62,161	2,123
* Covance, Inc.	21,352	1,865
* Invitrogen Corp.	15,712	1,524
Pharmaceutical Product Development, Inc.	35,620	1,508
* Millipore Corp.	18,192	1,490
* Charles River Laboratories, Inc.	22,698	1,442
PerkinElmer, Inc.	40,086	1,094
* Illumina, Inc.	18,137	1,048
* Ventana Medical Systems, Inc.	10,230	909
* Techne Corp.	12,641	824
* Varian, Inc.	10,359	726
* Bio-Rad Laboratories, Inc. Class A	6,173	623
* Dionex Corp.	6,464	546
* Affymetrix, Inc.	22,878	477
* PAREXEL International Corp.	9,217	408
* Exelixis, Inc.	35,186	307
* AMAG Pharmaceuticals, Inc.	5,253	303
* Pharmanet Development Group, Inc.	6,010	237
* Nektar Therapeutics	31,131	208
* PRA International	6,623	201
* Kendle International Inc.	4,441	192
* Luminex Corp.	11,005	176
* eResearch Technology, Inc.	13,794	164
* Bruker BioSciences Corp.	14,449	134
* Enzo Biochem, Inc.	11,308	124
* Albany Molecular Research, Inc.	8,396	111
* Medivation Inc.	8,104	110
Cambrex Corp.	9,814	76

		29,871

Pharmaceuticals (44.9%)
Johnson & Johnson	976,461	66,145
Pfizer Inc.	2,336,649	55,519
Merck & Co., Inc.	731,700	43,434
Abbott Laboratories	521,427	29,987
Wyeth	453,242	22,254
Bristol-Myers Squibb Co.	667,215	19,770
Eli Lilly & Co.	343,919	18,211
Schering-Plough Corp.	503,753	15,767
Allergan, Inc.	103,345	6,928
* Forest Laboratories, Inc.	106,557	4,108
* Barr Pharmaceuticals Inc.	34,281	1,841
Mylan Inc.	101,747	1,463
* Endo Pharmaceuticals Holdings, Inc.	44,819	1,228
* Watson Pharmaceuticals, Inc.	32,585	955
* Sepracor Inc.	35,680	947
* MGI Pharma, Inc.	26,682	923
* King Pharmaceuticals, Inc.	81,496	863
Perrigo Co.	26,320	813
* Warner Chilcott Ltd.	33,602	613
Medicis Pharmaceutical Corp.	18,579	500
* Adams Respiratory Therapeutics, Inc.	10,815	467
* Valeant Pharmaceuticals International	32,080	371
* Xenoport Inc.	6,568	345
* K-V Pharmaceutical Co. Class A	11,281	318
* Alpharma, Inc. Class A	14,588	306
* The Medicines Co.	16,413	290
* Sciele Pharma, Inc.	10,773	240
* Par Pharmaceutical Cos. Inc.	12,004	231
* Auxilium Pharmaceuticals, Inc.	7,826	220
* ViroPharma Inc.	23,708	212
* Salix Pharmaceuticals, Ltd.	15,904	181
* Noven Pharmaceuticals, Inc.	8,494	134
* APP Pharmaceuticals, Inc.	10,746	126
* Akorn, Inc.	14,868	114
* Cypress Bioscience, Inc.	9,177	112
* Sirtis Pharmaceuticals Inc.	4,450	72
* Cadence Pharmaceuticals, Inc.	5,099	69

		296,077

Total Investments (100.1%)
(Cost $612,158)		660,154

Other Assets and Liabilities - Net (-0.1%)		(700)

Net Assets (100%)		659,454

*	Non-income-producing security.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At November 30, 2007, the cost of investment securities for tax purposes was $612,158,000. Net unrealized appreciation of investment securities for tax purposes was $47,996,000, consisting of unrealized gains of $79,118,000 on securities that had risen in value since their purchase and $31,122,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Industrials Index Fund
Schedule of Investments
November 30, 2007

	Shares	Market Value ($000)

Common Stocks (100.3%)

Aerospace & Defense (20.8%)
United Technologies Corp.	121,400	9,077
The Boeing Co.	95,931	8,877
Honeywell International Inc.	91,608	5,187
Lockheed Martin Corp.	45,271	5,010
General Dynamics Corp.	44,434	3,945
Raytheon Co.	56,350	3,485
Northrop Grumman Corp.	42,430	3,343
Precision Castparts Corp.	17,763	2,617
L-3 Communications Holdings, Inc.	16,241	1,797
Rockwell Collins, Inc.	20,878	1,506
Goodrich Corp.	15,226	1,085
* BE Aerospace, Inc.	11,937	561
* Alliant Techsystems, Inc.	4,289	501
* Spirit Aerosystems Holdings Inc.	12,902	451
DRS Technologies, Inc.	5,340	316
* Hexcel Corp.	12,389	316
Curtiss-Wright Corp.	5,818	314
* Teledyne Technologies, Inc.	4,395	238
* Moog Inc.	4,828	218
* Esterline Technologies Corp.	3,732	195
* Orbital Sciences Corp.	7,821	188
Triumph Group, Inc.	2,209	180
* Ceradyne, Inc.	3,404	168
* AAR Corp.	5,027	166
* TransDigm Group, Inc.	3,089	147
EDO Corp.	2,362	132
* Taser International Inc.	8,136	114
Cubic Corp.	2,275	90
* Ladish Co., Inc.	1,870	83
* DynCorp International Inc. Class A	3,670	77
American Science & Engineering, Inc.	1,290	75
* GenCorp, Inc.	5,557	67
HEICO Corp. Class A	1,609	64
* Stanley Inc.	1,144	39
* Argon ST, Inc.	1,722	31
* MTC Technologies, Inc.	1,681	27
HEICO Corp.	550	27
* Aerovironment Inc.	300	7
* Ionatron Inc.	612	2

		50,723

Air Freight & Logistics (5.4%)
United Parcel Service, Inc.	87,874	6,475
FedEx Corp.	37,843	3,726
Expeditors International of Washington, Inc.	27,240	1,278
C.H. Robinson Worldwide Inc.	21,131	1,089
UTI Worldwide, Inc.	7,580	180
* Hub Group, Inc.	5,192	135
Forward Air Corp.	4,085	132
* Atlas Air Worldwide Holdings, Inc.	2,204	116
Pacer International, Inc.	4,701	65
* ABX Air, Inc.	8,712	39

		13,235

Airlines (1.7%)
Southwest Airlines Co.	96,290	1,363
* AMR Corp.	31,939	676
* UAL Corp.	14,872	609
* Delta Air Lines Inc.	19,077	377
* Continental Airlines, Inc. Class B	12,621	355
* US Airways Group Inc.	10,502	218
Skywest, Inc.	8,138	214
* Alaska Air Group, Inc.	5,441	138
* Republic Airways Holdings Inc.	4,740	95
* Allegiant Travel Co.	1,959	69
* JetBlue Airways Corp.	7,075	50
* AirTran Holdings, Inc.	1,073	9

		4,173

Building Products (1.3%)
Masco Corp.	45,311	1,015
Trane, Inc.	23,340	857
Lennox International Inc.	7,615	258
* USG Corp.	4,514	166
Simpson Manufacturing Co.	5,179	138
Ameron International Corp.	1,195	126
* Goodman Global, Inc.	4,313	102
* NCI Building Systems, Inc.	2,753	94
Apogee Enterprises, Inc.	4,003	89
Universal Forest Products, Inc.	2,183	62
* Owens Corning Inc.	2,826	62
Gibraltar Industries Inc.	3,668	51
* Griffon Corp.	3,431	44
* Armstrong Worldwide Industries, Inc.	228	10
American Woodmark Corp.	120	2
* Builders FirstSource, Inc.	207	1
* PGT, Inc.	144	1
* Trex Co., Inc.	75	1

		3,079

Commercial Services & Supplies (8.3%)
Waste Management, Inc.	66,886	2,296
Pitney Bowes, Inc.	28,349	1,091
R.R. Donnelley & Sons Co.	28,186	1,033
Republic Services, Inc. Class A	24,751	821
The Dun & Bradstreet Corp.	7,582	677
Equifax, Inc.	18,144	675
* Stericycle, Inc.	11,449	674
Manpower Inc.	10,856	663
Avery Dennison Corp.	12,619	658
Cintas Corp.	18,370	588
Robert Half International, Inc.	20,360	549
* Monster Worldwide Inc.	15,255	515
* Corrections Corp. of America	15,949	487
* Allied Waste Industries, Inc.	42,611	486
* Covanta Holding Corp.	16,017	432
The Brink's Co.	6,313	404
* ChoicePoint Inc.	10,168	385
* Copart, Inc.	9,574	358
* FTI Consulting, Inc.	5,964	340
The Corporate Executive Board Co.	4,660	313
* IHS Inc. Class A	4,442	312
* Waste Connections, Inc.	9,014	287
Watson Wyatt & Co. Holdings	5,617	259
Herman Miller, Inc.	8,293	228
Deluxe Corp.	6,825	216
IKON Office Solutions, Inc.	16,535	209
HNI Corp.	5,506	201
Mine Safety Appliances Co.	4,060	199
* United Stationers, Inc.	3,860	196
* Huron Consulting Group Inc.	2,267	166
* Geo Group Inc.	6,522	166
* Tetra Tech, Inc.	7,838	162
* PHH Corp.	7,126	158
* The Advisory Board Co.	2,408	157
* Cenveo Inc.	6,922	142
* Layne Christensen Co.	2,385	136
Steelcase Inc.	8,499	129
* Clean Harbors Inc.	2,336	126
Rollins, Inc.	4,169	123
ABM Industries Inc.	5,980	122
* CoStar Group, Inc.	2,477	119
Healthcare Services Group, Inc.	5,435	119
* Acco Brands Corp.	6,894	115
G & K Services, Inc. Class A	2,810	114
Administaff, Inc.	3,434	112
Interface, Inc.	6,382	111
* TeleTech Holdings, Inc.	5,239	109
* School Specialty, Inc.	2,898	103
* Labor Ready, Inc.	6,691	101
* Korn/Ferry International	5,817	100
Knoll, Inc.	5,516	96
* M&F Worldwide Corp.	1,863	96
* Mobile Mini, Inc.	4,927	95
Heidrick & Struggles International, Inc.	2,472	90
* Consolidated Graphics, Inc.	1,703	88
Viad Corp.	2,785	86
McGrath RentCorp	3,146	84
* CRA International Inc.	1,665	77
Kelly Services, Inc. Class A	3,750	71
Comfort Systems USA, Inc.	5,803	68
Bowne & Co., Inc.	3,771	68
* American Reprographics Co.	4,357	67
* CBIZ Inc.	7,089	65
Ennis, Inc.	3,496	64
* Spherion Corp.	8,134	63
* Team, Inc.	2,069	62
* Fuel-Tech N.V.	2,299	56
CDI Corp.	2,100	56
* Innerworkings, Inc.	3,531	56
* Kforce Inc.	5,016	54
* Kenexa Corp.	2,550	49
* LECG Corp.	2,979	47
Courier Corp.	1,400	46
* Pike Electric Corp.	2,771	44
* RSC Holdings Inc.	3,323	41
* Hudson Highland Group, Inc.	3,823	34
Schawk, Inc.	2,284	33
* First Advantage Corp. Class A	1,605	29
The Standard Register Co.	2,050	25
* Volt Information Sciences Inc.	1,655	21
Resources Connection, Inc.	864	18
* Navigant Consulting, Inc.	557	7

		20,098

Construction & Engineering (3.2%)
Fluor Corp.	11,253	1,656
* Foster Wheeler Ltd.	9,189	1,369
* Jacobs Engineering Group Inc.	15,275	1,280
* KBR Inc.	21,694	864
* Shaw Group, Inc.	10,429	661
* URS Corp.	11,269	648
* Quanta Services, Inc.	21,384	585
* EMCOR Group, Inc.	8,383	223
Granite Construction Co.	4,691	192
* Perini Corp.	3,297	175
* Insituform Technologies Inc. Class A	3,487	45
Great Lakes Dredge & Dock Co.	3,949	35

		7,733

Electrical Equipment (6.5%)
Emerson Electric Co.	101,731	5,801
Rockwell Automation, Inc.	18,674	1,268
* First Solar, Inc.	5,152	1,222
Cooper Industries, Inc. Class A	23,851	1,198
Roper Industries Inc.	11,349	720
Ametek, Inc.	13,775	606
* SunPower Corp. Class A	4,814	599
* General Cable Corp.	6,794	505
* Thomas & Betts Corp.	7,650	416
Hubbell Inc. Class B	6,641	365
* Genlyte Group, Inc.	3,371	318
Woodward Governor Co.	4,069	279
Belden Inc.	5,900	272
Brady Corp. Class A	6,631	265
Acuity Brands, Inc.	5,681	224
* GrafTech International Ltd.	12,948	208
Regal-Beloit Corp.	4,231	199
Baldor Electric Co.	5,432	183
* Evergreen Solar, Inc.	11,537	152
* Energy Conversion Devices, Inc.	5,055	131
* American Superconductor Corp.	5,256	127
* II-VI, Inc.	3,485	117
A.O. Smith Corp.	2,757	98
* EnerSys	4,072	95
Franklin Electric, Inc.	2,416	94
* FuelCell Energy, Inc.	9,066	82
* Superior Essex Inc.	2,851	69
Vicor Corp.	3,403	49
Encore Wire Corp.	2,577	44
* Power-One, Inc.	8,895	42
* Medis Technology Ltd.	3,131	40
* Polypore International Inc.	2,078	36
* Plug Power, Inc.	8,906	32

		15,856

Industrial Conglomerates (26.8%)
General Electric Co.	1,320,207	50,551
3M Co.	87,576	7,292
Tyco International, Ltd.	63,860	2,563
Textron, Inc.	32,109	2,217
* McDermott International, Inc.	28,913	1,512
Carlisle Co., Inc.	8,064	321
Teleflex Inc.	4,844	292
Walter Industries, Inc.	6,969	242
* Sequa Corp. Class A	774	135
Raven Industries, Inc.	2,284	79
Tredegar Corp.	4,002	58

		65,262

Machinery (17.8%)
Caterpillar, Inc.	82,329	5,919
Deere & Co.	28,968	4,977
Illinois Tool Works, Inc.	60,563	3,361
Danaher Corp.	31,767	2,758
PACCAR, Inc.	45,643	2,310
Ingersoll-Rand Co.	36,935	1,907
Parker Hannifin Corp.	22,211	1,764
Eaton Corp.	18,773	1,677
Cummins Inc.	12,652	1,479
ITT Industries, Inc.	22,414	1,444
Dover Corp.	26,099	1,208
* Terex Corp.	13,203	851
* AGCO Corp.	11,826	815
Joy Global Inc.	13,994	812
SPX Corp.	7,018	714
The Manitowoc Co., Inc.	16,071	705
Flowserve Corp.	7,425	699
Harsco Corp.	10,850	652
Pall Corp.	15,856	606
Oshkosh Truck Corp.	9,561	460
Donaldson Co., Inc.	9,278	434
Bucyrus International, Inc.	4,810	422
Pentair, Inc.	12,281	417
Kennametal, Inc.	5,046	394
IDEX Corp.	10,449	373
Lincoln Electric Holdings, Inc.	5,299	370
The Timken Co.	10,498	335
Graco, Inc.	8,595	320
The Toro Co.	5,237	291
Crane Co.	6,236	280
Trinity Industries, Inc.	10,433	264
Actuant Corp.	7,254	230
* Gardner Denver Inc.	6,938	230
CLARCOR Inc.	6,418	229
Nordson Corp.	4,027	213
Wabtec Corp.	6,111	207
Kaydon Corp.	3,764	191
Valmont Industries, Inc.	2,392	188
* The Middleby Corp.	2,047	155
Mueller Industries Inc.	4,960	150
Robbins & Myers, Inc.	2,008	138
Albany International Corp.	3,544	137
Barnes Group, Inc.	4,312	134
Watts Water Technologies, Inc.	4,239	124
* ESCO Technologies Inc.	3,313	122
Mueller Water Products, Inc.	11,054	111
* RBC Bearings Inc.	2,951	109
Tennant Co.	2,363	104
* Chart Industries, Inc.	3,585	100
Dynamic Materials Corp.	1,565	99
* Force Proctection, Inc.	8,789	95
CIRCOR International, Inc.	2,183	95
* Astec Industries, Inc.	2,400	90
* EnPro Industries, Inc.	2,935	90
Titan International, Inc.	3,168	87
* Columbus McKinnon Corp.	2,596	81
Federal Signal Corp.	6,653	76
Lindsay Manufacturing Co.	1,428	76
Cascade Corp.	1,211	73
* Blount International, Inc.	5,425	67
Badger Meter, Inc.	1,578	62
Gorman-Rupp Co.	1,292	51
The Greenbrier Cos., Inc.	2,265	50
* TurboChef Technologies, Inc.	3,066	46
Sun Hydraulics Corp.	1,485	43
* 3D Systems Corp.	2,283	40
Mueller Water Products, Inc. Class A	3,799	40
Briggs & Stratton Corp.	1,627	37
* Commercial Vehicle Group Inc.	2,738	37
* Accuride Corp.	4,243	32
* A.S.V., Inc.	2,391	28
Wabash National Corp.	2,511	17
NACCO Industries, Inc. Class A	66	7
Freightcar America Inc.	144	5
* TriMas Corp.	300	3
Xerium Technologies Inc.	425	3
American Railcar Industries, Inc.	126	2

		43,322

Marine (0.5%)
* Kirby Corp.	6,658	320
Alexander & Baldwin, Inc.	5,346	275
Genco Shipping and Trading Ltd.	2,896	183
Eagle Bulk Shipping Inc.	5,936	170
Quintana Maritime Ltd.	5,860	156
Horizon Lines Inc.	3,726	74
* TBS International Ltd.	1,202	52
* American Commercial Lines Inc.	2,947	51

		1,281

Road & Rail (6.5%)
Union Pacific Corp.	32,586	4,110
Burlington Northern Santa Fe Corp.	45,776	3,823
Norfolk Southern Corp.	50,610	2,592
CSX Corp.	56,567	2,376
* Hertz Global Holdings Inc.	18,715	357
* Kansas City Southern	10,040	346
Ryder System, Inc.	7,925	344
J.B. Hunt Transport Services, Inc.	12,925	340
Landstar System, Inc.	7,271	289
Con-way, Inc.	6,010	254
* Avis Budget Group, Inc.	13,328	200
* Genesee & Wyoming Inc. Class A	4,834	127
Heartland Express, Inc.	8,678	126
Knight Transportation, Inc.	8,150	124
Werner Enterprises, Inc.	6,856	120
* Old Dominion Freight Line, Inc.	3,860	87
Arkansas Best Corp.	3,272	75
* Dollar Thrifty Automotive Group, Inc.	2,840	74
* Amerco, Inc.	1,092	71
* YRC Worldwide, Inc.	1,769	31
* Universal Truckload Services, Inc.	500	9

		15,875

Trading Companies & Distributors (1.4%)
W.W. Grainger, Inc.	9,131	806
Fastenal Co.	16,430	651
MSC Industrial Direct Co., Inc. Class A	6,148	266
GATX Corp.	6,689	248
* United Rentals, Inc.	9,604	223
UAP Holding Corp.	6,834	204
Applied Industrial Technology, Inc.	5,202	157
Aircastle Ltd.	5,923	156
* WESCO International, Inc.	3,526	143
Kaman Corp. Class A	3,211	102
* Interline Brands, Inc.	4,053	97
* NuCo2, Inc.	2,287	63
* Rush Enterprises, Inc. Class A	3,687	58
TAL International Group, Inc.	2,456	56
* Beacon Roofing Supply, Inc.	5,654	52
Electro Rent Corp.	3,078	42
* H&E Equipment Services, Inc.	2,374	41
Lawson Products, Inc.	942	32
Houston Wire & Cable Co.	2,145	32
* Rush Enterprises, Inc. Class B	1,170	19
Watsco, Inc.	431	16
Bluelinx Holdings Inc.	572	2

		3,466

Transportation Infrastructure (0.1%)
* Macquarie Infrastructure Co. LLC	5,511	222

Total Investments (100.3%)
(Cost $229,748)		244,325

Other Assets and Liabilities - Net (-0.3%)		(767)

Net Assets (100%)		243,558

*	Non-income-producing security.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At November 30, 2007, the cost of investment securities for tax purposes was $229,748,000. Net unrealized appreciation of investment securities for tax purposes was $14,577,000, consisting of unrealized gains of $20,854,000 on securities that had risen in value since their purchase and $6,277,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Information Technology Index Fund
Schedule of Investments
November 30, 2007

	Shares	Market Value ($000)

Common Stocks (100.0%)

Communications Equipment (14.8%)
* Cisco Systems, Inc.	1,345,217	37,693
QUALCOMM Inc.	370,946	15,127
Corning, Inc.	349,774	8,496
Motorola, Inc.	508,241	8,117
* Juniper Networks, Inc.	108,326	3,219
Harris Corp.	30,439	1,911
* Ciena Corp.	18,799	827
* Tellabs, Inc.	91,910	640
* JDS Uniphase Corp.	47,210	635
* CommScope, Inc.	13,544	549
* Andrew Corp.	34,371	504
* Foundry Networks, Inc.	28,556	503
* Polycom, Inc.	20,244	491
* F5 Networks, Inc.	18,437	487
* ADC Telecommunications, Inc.	25,903	429
* 3Com Corp.	87,964	379
* Sonus Networks, Inc.	55,712	367
ADTRAN Inc.	13,750	298
Plantronics, Inc.	10,625	285
* NETGEAR, Inc.	7,693	261
* Comtech Telecommunications Corp.	5,128	255
* Dycom Industries, Inc.	9,043	254
* Arris Group Inc.	24,065	251
* Avocent Corp.	10,048	250
* Blue Coat Systems, Inc.	6,587	238
* Harmonic, Inc.	20,542	213
* InterDigital, Inc.	11,013	198
* ViaSat, Inc.	5,675	189
* Tekelec	13,940	171
* Sycamore Networks, Inc.	43,411	167
* Infinera Corp.	7,064	154
* Riverbed Technology, Inc.	5,362	152
Black Box Corp.	3,845	142
* C-COR Inc.	11,016	135
* Comtech Group Inc.	5,905	105
* Finisar Corp.	61,487	105
* Starent Networks Corp.	4,955	104
* Mastec Inc.	10,221	103
* Loral Space and Communications Ltd.	2,913	100
* Harris Stratex Networks, Inc. Class A	5,645	97
* Aruba Networks, Inc.	6,747	94
* Ixia	9,027	93
* Extreme Networks, Inc.	25,157	92
* Hughes Communications Inc.	1,503	80
* UTStarcom, Inc.	22,846	66
Bel Fuse, Inc. Class B	1,901	57
* MRV Communications Inc.	22,467	50
* OpNext, Inc.	4,955	40
* Powerwave Technologies, Inc.	6,783	28
* Nextwave Wireless Inc.	4,384	26
* BigBand Networks Inc.	3,864	23
* Optium Corp.	2,690	23
Bel Fuse, Inc. Class A	534	19
* Packeteer, Inc.	2,329	16
* Orbcomm, Inc.	1,276	10

		85,318

Computers & Peripherals (23.5%)
* Apple Inc.	192,677	35,110
International Business Machines Corp.	301,709	31,734
Hewlett-Packard Co.	580,272	29,687
* Dell Inc.	478,159	11,734
* EMC Corp.	464,702	8,955
* Sun Microsystems, Inc.	203,150	4,221
Seagate Technology	118,373	3,053
* Network Appliance, Inc.	80,503	1,989
* SanDisk Corp.	50,312	1,884
* Western Digital Corp.	48,984	1,353
* Teradata Corp.	39,678	1,030
* NCR Corp.	39,677	950
* Lexmark International, Inc.	20,873	728
* Brocade Communications Systems, Inc.	88,529	645
Diebold, Inc.	14,535	494
* QLogic Corp.	33,883	458
* Emulex Corp.	18,874	316
* Synaptics Inc.	5,403	300
* Electronics for Imaging, Inc.	12,546	288
* Intermec, Inc.	10,731	230
* Hutchinson Technology, Inc.	5,833	153
Palm, Inc.	20,722	144
* Quantum Corp.	43,432	138
* Stratasys, Inc.	4,298	107
* Novatel Wireless, Inc.	6,802	106
* Data Domain, Inc.	4,099	106
* Adaptec, Inc.	26,284	88
* Rackable Systems Inc.	6,406	68
* Avid Technology, Inc.	1,740	46
Imation Corp.	1,299	26
* Isilon Systems Inc.	530	3

		136,144

Electronic Equipment & Instruments (4.6%)
Tyco Electronics Ltd.	109,811	4,106
* Agilent Technologies, Inc.	87,750	3,320
* Flextronics International Ltd.	182,865	2,187
Amphenol Corp.	39,465	1,711
* Avnet, Inc.	32,945	1,137
* Arrow Electronics, Inc.	27,385	1,013
* Trimble Navigation Ltd.	26,346	977
* Mettler-Toledo International Inc.	8,331	969
* FLIR Systems, Inc.	13,897	955
Jabil Circuit, Inc.	40,935	694
* Ingram Micro, Inc. Class A	33,870	674
* Dolby Laboratories Inc.	10,864	546
* Itron, Inc.	6,708	520
Molex, Inc. Class A	17,804	477
* Anixter International Inc.	7,323	472
* Vishay Intertechnology, Inc.	37,671	471
* Tech Data Corp.	12,163	457
National Instruments Corp.	13,202	441
Molex, Inc.	14,305	394
* Rofin-Sinar Technologies Inc.	3,448	314
* Plexus Corp.	10,255	305
* Benchmark Electronics, Inc.	16,107	289
Technitrol, Inc.	8,625	231
* L-1 Identity Solutions Inc.	12,171	226
* Insight Enterprises, Inc.	10,711	212
* Sanmina-SCI Corp.	117,482	208
* Checkpoint Systems, Inc.	8,703	207
* ScanSource, Inc.	5,700	201
* Coherent, Inc.	6,986	201
Cognex Corp.	9,284	188
* Brightpoint, Inc.	11,230	186
Daktronics, Inc.	7,446	174
* Rogers Corp.	3,934	173
* Littelfuse, Inc.	4,934	165
AVX Corp.	11,421	164
MTS Systems Corp.	3,957	162
* Electro Scientific Industries, Inc.	6,521	132
Park Electrochemical Corp.	4,290	126
* KEMET Corp.	18,587	115
* TTM Technologies, Inc.	9,391	114
* Universal Display Corp.	6,843	113
* Newport Corp.	8,247	109
* Echelon Corp.	6,107	103
* DTS Inc.	4,084	101
Methode Electronics, Inc. Class A	8,143	98
* GSI Group, Inc.	8,936	86
Agilysys, Inc.	5,991	83
* Cogent Inc.	7,247	80
CTS Corp.	7,586	80
* FARO Technologies, Inc.	2,892	78
* IPG Photonics Corp.	3,403	69
* SYNNEX Corp.	3,183	66
* Smart Modular Technologies Inc.	7,418	62
* Comverge Inc.	1,498	47
* Multi-Fineline Electronix, Inc.	706	13
* Mercury Computer Systems, Inc.	71	1

		26,803

Internet Software & Services (10.7%)
* Google Inc.	51,602	35,760
* eBay Inc.	240,329	8,058
* Yahoo! Inc.	266,412	7,142
* VeriSign, Inc.	55,200	2,258
* Akamai Technologies, Inc.	34,569	1,316
* Equinix, Inc.	7,028	732
* SINA.com	11,472	552
* ValueClick, Inc.	22,043	521
* VistaPrint Ltd.	9,043	402
* Digital River, Inc.	9,119	353
* Sohu.com Inc.	6,092	350
* DealerTrack Holdings Inc.	7,453	317
* Omniture, Inc.	9,391	267
* j2 Global Communications, Inc.	10,968	267
* CNET Networks, Inc.	31,866	242
United Online, Inc.	14,807	223
* SAVVIS, Inc.	6,423	206
* Ariba, Inc.	16,600	197
* EarthLink, Inc.	27,348	186
* Websense, Inc.	10,003	163
* RealNetworks, Inc.	23,956	148
* SonicWALL, Inc.	13,716	139
InfoSpace, Inc.	6,957	124
* Interwoven Inc.	9,653	119
* Bankrate, Inc.	2,839	111
* CMGI, Inc.	10,248	106
* S1 Corp.	13,717	102
* Vignette Corp.	6,408	99
* Perficient, Inc.	5,861	98
* Internap Network Services Corp.	9,797	97
* Switch and Data Inc.	4,830	92
* LoopNet, Inc.	5,787	89
* Vocus, Inc.	2,503	79
* WebMD Health Corp. Class A	1,816	77
* Move, Inc.	31,009	73
* Chordiant Software, Inc.	7,211	72
* The Knot, Inc.	5,259	69
* ComScore Inc.	2,127	69
Marchex, Inc.	5,451	67
* iPass Inc.	13,621	59
* DivX, Inc.	3,505	59
Openwave Systems Inc.	18,523	51
* Liquidity Services, Inc.	3,445	41
* Limelight Networks Inc.	3,304	26
* TechTarget	1,769	24
* Jupitermedia Corp.	937	4

		61,606

IT Services (7.7%)
Automatic Data Processing, Inc.	117,718	5,304
Accenture Ltd.	130,756	4,519
Western Union Co.	171,199	3,869
MasterCard, Inc. Class A	14,939	2,997
Paychex, Inc.	75,722	2,953
Electronic Data Systems Corp.	113,308	2,296
* Computer Sciences Corp.	38,185	2,017
* Cognizant Technology Solutions Corp.	64,102	1,994
Fidelity National Information Services, Inc.	42,455	1,835
* Fiserv, Inc.	34,735	1,783
* Iron Mountain, Inc.	41,813	1,525
* Alliance Data Systems Corp.	17,359	1,349
* DST Systems, Inc.	11,387	965
* Affiliated Computer Services, Inc. Class A	20,431	857
* Hewitt Associates, Inc.	21,331	800
* CheckFree Corp.	16,479	784
Global Payments Inc.	17,809	770
* VeriFone Holdings, Inc.	14,669	705
Broadridge Financial Solutions LLC	30,748	700
* Convergys Corp.	30,287	494
* NeuStar, Inc. Class A	15,200	483
* SAIC, Inc.	21,328	425
* Metavante Technologies	17,783	405
* Unisys Corp.	76,731	381
* Wright Express Corp.	8,811	334
* CACI International, Inc.	6,818	309
* Euronet Worldwide, Inc.	9,053	297
MoneyGram International, Inc.	18,493	286
* Gartner, Inc. Class A	14,318	270
* Perot Systems Corp.	20,185	265
* SRA International, Inc.	9,483	259
* MPS Group, Inc.	22,774	253
Total System Services, Inc.	8,762	246
MAXIMUS, Inc.	4,830	188
Syntel, Inc.	5,044	182
* ManTech International Corp.	4,356	169
* CSG Systems International, Inc.	9,864	163
Heartland Payment Systems, Inc.	5,004	162
* Sapient Corp.	19,359	140
* Sykes Enterprises, Inc.	7,240	134
* Forrester Research, Inc.	3,308	87
* Ciber, Inc.	12,269	84
TNS Inc.	4,880	77
* RightNow Technologies Inc.	4,041	73
* Ness Technologies Inc.	7,010	66
infoUSA Inc.	7,440	64
* EnerNOC Inc.	1,202	55
* ExlService Holdings, Inc.	2,242	54
* Lionbridge Technologies, Inc.	13,067	40
* iGATE Corp.	4,674	40
* Global Cash Access, Inc.	8,383	29
* BearingPoint, Inc.	7,241	26
Acxiom Corp.	1,914	24
Gevity HR, Inc.	1,395	6

		44,592

Office Electronics (0.7%)
* Xerox Corp.	206,483	3,485
* Zebra Technologies Corp. Class A	15,227	587

		4,072

Semiconductors & Semiconductor Equipment (16.2%)
Intel Corp.	1,293,909	33,745
Texas Instruments, Inc.	316,655	9,997
Applied Materials, Inc.	304,411	5,732
* MEMC Electronic Materials, Inc.	49,872	3,869
* NVIDIA Corp.	115,512	3,643
* Broadcom Corp.	103,139	2,758
Analog Devices, Inc.	68,986	2,123
KLA-Tencor Corp.	42,795	2,058
* Marvell Technology Group Ltd.	110,659	1,653
Linear Technology Corp.	49,260	1,500
Xilinx, Inc.	65,636	1,437
Altera Corp.	76,318	1,433
* Micron Technology, Inc.	166,752	1,387
Microchip Technology, Inc.	48,156	1,386
National Semiconductor Corp.	59,947	1,370
* LAM Research Corp.	27,397	1,256
* Cypress Semiconductor Corp.	34,198	1,136
* Advanced Micro Devices, Inc.	100,671	983
* LSI Corp.	158,775	881
Intersil Corp.	29,835	744
* Novellus Systems, Inc.	27,902	726
* Varian Semiconductor Equipment Associates, Inc.	16,958	704
* ON Semiconductor Corp.	64,289	591
* Integrated Device Technology Inc.	43,657	530
* International Rectifier Corp.	16,041	522
* Cree, Inc.	18,637	459
* Teradyne, Inc.	41,885	456
* Fairchild Semiconductor International, Inc.	27,323	433
* Atmel Corp.	97,105	426
* Tessera Technologies, Inc.	10,568	408
* Sigma Designs, Inc.	6,232	405
* Silicon Laboratories Inc.	10,868	404
* FormFactor Inc.	10,013	380
* Microsemi Corp.	15,983	366
* Atheros Communications, Inc.	12,191	359
* Rambus Inc.	18,208	353
* RF Micro Devices, Inc.	60,251	348
* PMC Sierra Inc.	47,242	332
* Skyworks Solutions, Inc.	33,657	306
* Cymer, Inc.	7,089	291
* Verigy Ltd.	11,114	282
* SiRF Technology Holdings, Inc.	11,162	269
* Zoran Corp.	11,012	240
* ATMI, Inc.	7,832	236
* OmniVision Technologies, Inc.	12,181	227
* Entegris Inc.	25,496	221
* Semtech Corp.	13,955	213
* Amkor Technology, Inc.	25,795	213
* Brooks Automation, Inc.	15,471	208
* Cabot Microelectronics Corp.	5,277	197
* MKS Instruments, Inc.	10,810	196
* FEI Co.	7,877	196
* Diodes Inc.	6,520	192
* TriQuint Semiconductor, Inc.	30,968	184
* Standard Microsystem Corp.	5,066	179
* Applied Micro Circuits Corp.	62,778	158
* ANADIGICS, Inc.	13,078	144
* Hittite Microwave Corp.	3,074	133
* Advanced Energy Industries, Inc.	8,019	116
Micrel, Inc.	13,000	116
* Veeco Instruments, Inc.	6,603	111
* Netlogic Microsystems Inc.	3,682	108
* Axcelis Technologies, Inc.	22,492	107
* AMIS Holdings Inc.	13,767	106
* Cirrus Logic, Inc.	17,594	100
* Monolithic Power Systems	5,253	100
* Exar Corp.	10,830	100
* Mattson Technology, Inc.	11,709	96
* Kulicke & Soffa Industries, Inc.	12,930	92
* Advanced Analogic Technologies, Inc.	8,435	91
* Photronics, Inc.	8,815	91
* Supertex, Inc.	2,651	90
* Lattice Semiconductor Corp.	25,547	86
* DSP Group Inc.	6,303	85
* Trident Microsystems, Inc.	12,657	79
Cohu, Inc.	4,823	75
* Cavium Networks, Inc.	2,893	74
* Rudolph Technologies, Inc.	6,168	74
* Actel Corp.	5,790	63
* Ultratech, Inc.	4,895	59
* Conexant Systems, Inc.	38,679	43
* Eagle Test Systems, Inc.	2,827	31
* Silicon Image, Inc.	5,513	26
* Silicon Storage Technology, Inc.	5,966	17
* Credence Systems Corp.	6,478	13
* Spansion Inc. Class A	2,253	12
* Genesis Microchip Inc.	2,314	12
* Asyst Technologies, Inc.	2,684	9
* IXYS Corp.	940	7
* PDF Solutions, Inc.	609	5

		93,772

Software (21.8%)
Microsoft Corp.	1,869,996	62,832
* Oracle Corp.	905,873	18,280
* Adobe Systems, Inc.	130,380	5,494
* Electronic Arts Inc.	69,116	3,884
* Symantec Corp.	195,583	3,481
* Autodesk, Inc.	51,226	2,412
CA, Inc.	91,405	2,238
* Intuit, Inc.	70,520	2,068
* NAVTEQ Corp.	21,529	1,612
* Citrix Systems, Inc.	39,785	1,471
* BMC Software, Inc.	44,232	1,463
* Activision, Inc.	62,494	1,384
* McAfee Inc.	35,193	1,371
* BEA Systems, Inc.	86,381	1,367
* salesforce.com, inc.	20,380	1,156
* Cadence Design Systems, Inc.	61,340	1,018
* Red Hat, Inc.	40,537	812
* Synopsys, Inc.	31,960	787
* ANSYS, Inc.	17,006	661
* MICROS Systems, Inc.	8,937	645
* Nuance Communications, Inc.	30,662	619
FactSet Research Systems Inc.	9,703	608
* Compuware Corp.	66,967	553
* Novell, Inc.	76,528	537
* Sybase, Inc.	20,158	517
Jack Henry & Associates Inc.	17,794	476
Fair Isaac, Inc.	12,652	468
* Parametric Technology Corp.	25,423	425
* THQ Inc.	14,828	363
* TIBCO Software Inc.	46,107	361
* Concur Technologies, Inc.	9,466	356
* Aspen Technologies, Inc.	19,760	335
* Informatica Corp.	19,381	332
* Lawson Software, Inc.	31,092	302
* Macrovision Corp.	11,742	293
* Progress Software Corp.	9,086	287
Blackbaud, Inc.	9,753	278
* Solera Holdings, Inc.	11,368	262
* Net 1 UEPS Technologies, Inc.	8,011	248
* Take-Two Interactive Software, Inc.	16,112	241
* Quest Software, Inc.	14,600	236
* Advent Software, Inc.	4,538	230
* Blackboard Inc.	5,709	223
* MicroStrategy Inc.	2,146	216
* Mentor Graphics Corp.	18,801	205
* Commvault Systems, Inc.	8,484	189
* ACI Worldwide, Inc.	8,264	189
* The Ultimate Software Group, Inc.	5,471	179
* Wind River Systems Inc.	17,032	174
* Manhattan Associates, Inc.	5,964	162
* SPSS, Inc.	3,944	143
* VASCO Data Security International, Inc.	6,135	138
* JDA Software Group, Inc.	6,262	131
* Synchronoss Technologies, Inc.	3,907	129
* MSC Software Corp.	9,703	128
* Epicor Software Corp.	11,618	126
Quality Systems, Inc.	3,920	116
* Taleo Corp. Class A	4,089	115
* Tyler Technologies, Inc.	7,374	111
* Secure Computing Corp.	12,071	109
* Magma Design Automation, Inc.	8,022	107
* Ansoft Corp.	3,476	101
* Radiant Systems, Inc.	5,486	88
* Intervoice, Inc.	8,661	85
* EPIQ Systems, Inc.	4,619	80
* FalconStor Software, Inc.	6,625	80
* eSPEED, Inc. Class A	6,305	64
* Borland Software Corp.	16,472	53
Renaissance Learning, Inc.	2,074	27
* Sonic Solutions, Inc.	2,590	26

		126,257

Total Investments (100.0%)
(Cost $533,379)		578,564

Other Assets and Liabilities - Net (0.0%)		58

Net Assets (100%)		578,622

*	Non-income-producing security.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At November 30, 2007, the cost of investment securities for tax purposes was $533,379,000. Net unrealized appreciation of investment securities for tax purposes was $45,185,000, consisting of unrealized gains of $66,574,000 on securities that had risen in value since their purchase and $21,389,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Materials Index Fund
Schedule of Investments
November 30, 2007

	Shares	Market Value ($000)

Common Stocks (100.0%)

Chemicals (53.0%)
Monsanto Co.	376,454	37,408
E.I. du Pont de Nemours & Co.	635,214	29,315
Dow Chemical Co.	655,621	27,497
Praxair, Inc.	220,581	18,833
Air Products & Chemicals, Inc.	149,194	14,776
PPG Industries, Inc.	113,050	7,760
Lyondell Chemical Co.	157,460	7,432
* The Mosaic Co.	106,609	7,372
Ecolab, Inc.	126,634	6,066
Rohm & Haas Co.	96,054	5,222
Sigma-Aldrich Corp.	89,958	4,736
Eastman Chemical Co.	58,322	3,745
Celanese Corp. Series A	92,505	3,671
CF Industries Holdings, Inc.	34,514	3,140
Lubrizol Corp.	47,859	3,070
International Flavors & Fragrances, Inc.	55,493	2,782
Huntsman Corp.	107,454	2,725
FMC Corp.	49,764	2,723
Airgas, Inc.	50,859	2,517
Albemarle Corp.	56,240	2,482
Nalco Holding Co.	99,860	2,393
* Terra Industries, Inc.	63,279	2,391
Cytec Industries, Inc.	31,479	1,931
Ashland, Inc.	39,179	1,929
Cabot Corp.	46,746	1,609
RPM International, Inc.	83,384	1,589
Hercules, Inc.	76,467	1,484
Valspar Corp.	65,629	1,479
* W.R. Grace & Co.	48,474	1,309
Chemtura Corp.	166,457	1,248
* OM Group, Inc.	21,003	1,182
Scotts Miracle-Gro Co.	30,787	1,136
Olin Corp.	50,967	1,067
H.B. Fuller Co.	41,987	1,062
Minerals Technologies, Inc.	13,164	881
* Rockwood Holdings, Inc.	25,543	860
Sensient Technologies Corp.	30,838	853
* Zoltek Cos., Inc.	18,476	787
Arch Chemicals, Inc.	16,870	694
Ferro Corp.	29,992	636
NewMarket Corp.	10,158	545
Koppers Holdings, Inc.	11,405	438
* Calgon Carbon Corp.	26,529	386
* PolyOne Corp.	61,093	383
* Flotek Industries, Inc.	9,543	352
A. Schulman Inc.	15,706	339
Spartech Corp.	21,906	299
Innospec, Inc.	16,365	287
Westlake Chemical Corp.	13,636	270
American Vanguard Corp.	13,479	220
* Symyx Technologies, Inc.	22,899	175
Georgia Gulf Corp.	22,205	165
Tronox Inc. Class B	14,964	121
Tronox Inc.	13,063	108
Innophos Holdings Inc.	7,226	103
NL Industries, Inc.	6,806	69

		224,052

Construction Materials (3.1%)
Vulcan Materials Co.	74,604	6,625
Martin Marietta Materials, Inc.	28,754	3,869
Eagle Materials, Inc.	33,187	1,294
Texas Industries, Inc.	15,950	1,107
* Headwaters Inc.	29,309	352

		13,247

Containers & Packaging (7.6%)
* Owens-Illinois, Inc.	107,119	4,809
Temple-Inland Inc.	73,274	3,368
Ball Corp.	63,619	2,942
* Crown Holdings, Inc.	112,973	2,899
Sealed Air Corp.	111,727	2,611
* Pactiv Corp.	90,239	2,292
Packaging Corp. of America	72,656	2,055
Sonoco Products Co.	66,214	2,012
* Smurfit-Stone Container Corp.	176,586	1,944
AptarGroup Inc.	45,355	1,914
Bemis Co., Inc.	69,282	1,880
Greif Inc. Class A	16,405	969
Silgan Holdings, Inc.	16,924	908
Rock-Tenn Co.	24,918	657
Myers Industries, Inc.	19,245	384
* Graphic Packaging Corp.	68,671	282

		31,926

Metals & Mining (28.9%)
Freeport-McMoRan Copper & Gold, Inc. Class B	263,454	26,064
Alcoa Inc.	610,026	22,187
Newmont Mining Corp. (Holding Co.)	311,660	15,486
Nucor Corp.	206,736	12,241
United States Steel Corp.	81,612	7,974
Allegheny Technologies Inc.	63,616	6,218
* AK Steel Holding Corp.	77,031	3,433
Steel Dynamics, Inc.	56,240	2,829
Cleveland-Cliffs Inc.	28,347	2,557
Carpenter Technology Corp.	33,740	2,546
Reliance Steel & Aluminum Co.	47,385	2,445
Commercial Metals Co.	78,348	2,422
* Titanium Metals Corp.	55,954	1,660
* Century Aluminum Co.	22,613	1,297
Quanex Corp.	25,659	1,284
* RTI International Metals, Inc.	15,908	1,168
Worthington Industries, Inc.	46,619	988
* Hecla Mining Co.	83,142	975
Schnitzer Steel Industries, Inc. Class A	15,212	950
Metal Management, Inc.	17,712	815
Compass Minerals International, Inc.	22,136	813
* Coeur d'Alene Mines Corp.	192,418	802
Kaiser Aluminum Corp.	9,900	704
* Apex Silver Mines Ltd.	40,511	691
* Haynes International, Inc.	8,123	687
* Brush Engineered Materials Inc.	14,083	630
AMCOL International Corp.	15,615	593
Royal Gold, Inc.	17,834	512
* General Moly, Inc.	33,951	362
A.M. Castle & Co.	12,248	307
* Stillwater Mining Co.	28,330	275

		121,915

Paper & Forest Products (7.4%)
Weyerhaeuser Co.	148,963	10,901
International Paper Co.	281,278	9,493
MeadWestvaco Corp.	127,725	4,198
* Domtar Corp.	359,032	2,729
Louisiana-Pacific Corp.	71,977	1,107
* AbitibiBowater, Inc.	37,779	849
Glatfelter	29,300	440
* Buckeye Technology, Inc.	24,736	353
Deltic Timber Corp.	7,301	352
Neenah Paper Inc.	10,195	308
Wausau Paper Corp.	31,234	295
Schweitzer-Mauduit International, Inc.	10,215	273

		31,298

Total Investments (100.0%)
(Cost $376,399)		422,438

Other Assets and Liabilities - Net (0.0%)		(64)

Net Assets (100%)		422,374

*	Non-income-producing security.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At November 30, 2007, the cost of investment securities for tax purposes was $376,399,000. Net unrealized appreciation of investment securities for tax purposes was $46,039,000, consisting of unrealized gains of $60,441,000 on securities that had risen in value since their purchase and $14,402,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Telecommunication Services Index Fund
Schedule of Investments
November 30, 2007

	Shares	Market Value ($000)

Common Stocks (98.9%)

Diversified Telecommunication Services (70.8%)
AT&T Inc.	1,525,871	58,304
Verizon Communications Inc.	1,344,942	58,115
* Qwest Communications International Inc.	1,202,229	7,971
Embarq Corp.	128,106	6,527
Windstream Corp.	432,635	5,603
* Level 3 Communications, Inc.	1,539,548	5,173
Citizens Communications Co.	356,563	4,628
CenturyTel, Inc.	108,385	4,620
* Time Warner Telecom Inc.	170,372	3,821
* Cbeyond Inc.	67,985	2,813
* Cincinnati Bell Inc.	564,614	2,688
* Cogent Communications Group, Inc.	126,330	2,625
* Premiere Global Services, Inc.	187,138	2,579
* Golden Telecom, Inc.	25,104	2,547
Shenandoah Telecommunications Co.	102,397	2,526
Alaska Communications Systems Holdings, Inc.	166,630	2,499
Iowa Telecommunications Services Inc.	145,069	2,472
* Global Crossing Ltd.	131,740	2,415
Atlantic Tele-Network, Inc.	62,719	2,392
SureWest Communications	128,795	2,332
NTELOS Holdings Corp.	87,094	2,311
FairPoint Communications, Inc.	154,748	2,309
* General Communication, Inc.	260,208	2,305
* Vonage Holdings Corp.	1,089,802	2,299
North Pittsburgh Systems, Inc.	96,137	2,271
Consolidated Communications Holdings, Inc.	139,655	2,246
* Globalstar, Inc.	245,076	2,223
* PAETEC Holding Corp.	205,078	2,194
IDT Corp. Class B	227,679	1,847
* Covad Communications Group, Inc.	972,732	895
IDT Corp.	63,841	494

		204,044

IT Services (0.0%)
* NeuStar, Inc. Class A	68	2

Wireless Telecommunication Services (28.1%)
Sprint Nextel Corp.	945,863	14,680
* American Tower Corp. Class A	279,441	12,726
* Crown Castle International Corp.	203,521	8,538
* NII Holdings Inc.	139,181	7,677
* SBA Communications Corp.	112,547	4,214
* Metropcs Communications Inc.	212,622	3,636
* Leap Wireless International, Inc.	94,748	3,289
* U.S. Cellular Corp.	36,623	3,003
Telephone & Data Systems, Inc.	47,310	2,945
Telephone & Data Systems, Inc. - Special Common Shares	47,488	2,685
* Clearwire Corp.	167,560	2,609
* Centennial Communications Corp. Class A	277,864	2,473
* Syniverse Holdings Inc.	154,847	2,419
* Rural Cellular Corp. Class A	54,408	2,397
iPCS, Inc.	68,604	2,374
* Fibertower Corp.	1,004,520	2,290
USA Mobility, Inc.	166,295	2,193
* TerreStar Corp.	103,515	750

		80,898

Total Investments (98.9%)
(Cost $292,778)		284,944

Other Assets and Liabilities - Net (1.1%)		3,164

Net Assets (100%)		288,108

*	Non-income-producing security.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At November 30, 2007, the cost of investment securities for tax purposes was $292,778,000. Net unrealized depreciation of investment securities for tax purposes was $7,834,000, consisting of unrealized gains of $14,674,000 on securities that had risen in value since their purchase and $22,508,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Utilities Index Fund
Schedule of Investments
November 30, 2007

	Shares	Market Value ($000)

Common Stocks (99.8%)

Electric Utilities (50.2%)
Exelon Corp.	481,111	39,004
Southern Co.	539,812	20,308
FPL Group, Inc.	275,812	19,241
Duke Energy Corp.	899,340	17,798
Entergy Corp.	139,645	16,693
FirstEnergy Corp.	217,541	14,915
PPL Corp.	273,393	13,932
American Electric Power Co., Inc.	284,885	13,580
Edison International	220,884	12,365
Progress Energy, Inc.	175,525	8,569
Allegheny Energy, Inc.	118,514	7,200
* Reliant Energy, Inc.	244,790	6,374
Pepco Holdings, Inc.	138,101	3,881
Northeast Utilities	110,541	3,491
Pinnacle West Capital Corp.	71,584	3,068
Sierra Pacific Resources	158,160	2,720
DPL Inc.	81,036	2,454
Westar Energy, Inc.	71,328	1,848
Great Plains Energy, Inc.	61,453	1,824
ITC Holdings Corp.	28,879	1,474
Hawaiian Electric Industries Inc.	58,892	1,363
Portland General Electric Co.	44,566	1,193
Cleco Corp.	42,555	1,189
IDACORP, Inc.	31,361	1,103
* El Paso Electric Co.	32,642	839
UniSource Energy Corp.	25,205	780
ALLETE, Inc.	18,500	758
Otter Tail Corp.	20,136	675
UIL Holdings Corp.	17,057	611
MGE Energy, Inc.	15,532	545
Empire District Electric Co.	21,648	499

		220,294

Gas Utilities (8.2%)
Questar Corp.	123,197	6,585
Equitable Resources, Inc.	82,371	4,354
ONEOK, Inc.	70,429	3,275
Energen Corp.	48,641	3,100
National Fuel Gas Co.	56,541	2,694
Southern Union Co.	72,627	2,168
AGL Resources Inc.	55,465	2,057
UGI Corp. Holding Co.	75,744	2,003
Atmos Energy Corp.	63,628	1,666
Piedmont Natural Gas, Inc.	52,744	1,373
Nicor Inc.	32,195	1,357
WGL Holdings Inc.	35,096	1,160
New Jersey Resources Corp.	19,959	1,007
Northwest Natural Gas Co.	18,968	910
Southwest Gas Corp.	30,264	875
South Jersey Industries, Inc.	21,008	775
The Laclede Group, Inc.	14,666	505

		35,864

Independent Power Producers & Energy Traders (9.3%)
Constellation Energy Group, Inc.	128,806	12,908
* AES Corp.	477,144	10,426
* Mirant Corp.	182,439	7,040
* NRG Energy, Inc.	162,594	6,892
* Dynegy, Inc.	356,788	2,715
Ormat Technologies Inc.	11,990	606

		40,587

Multi-Utilities (31.3%)
Dominion Resources, Inc.	415,620	19,630
Public Service Enterprise Group, Inc.	181,465	17,373
PG&E Corp.	256,281	11,858
Sempra Energy	178,996	11,209
Consolidated Edison Inc.	193,377	9,369
Ameren Corp.	148,152	7,978
Xcel Energy, Inc.	299,636	6,925
DTE Energy Co.	121,781	5,973
Wisconsin Energy Corp.	83,383	3,989
CenterPoint Energy Inc.	217,745	3,887
NiSource, Inc.	195,651	3,621
SCANA Corp.	79,094	3,370
Alliant Energy Corp.	79,878	3,316
MDU Resources Group, Inc.	116,680	3,184
Energy East Corp.	112,952	3,122
CMS Energy Corp.	160,268	2,793
Integrys Energy Group, Inc.	54,233	2,766
NSTAR	76,152	2,665
TECO Energy, Inc.	150,248	2,602
Puget Energy, Inc.	83,512	2,344
OGE Energy Corp.	65,318	2,325
Vectren Corp.	54,543	1,601
PNM Resources Inc.	54,727	1,214
Black Hills Corp.	26,856	1,119
* Aquila, Inc.	267,144	1,058
Avista Corp.	37,700	806
NorthWestern Corp.	25,801	719
CH Energy Group, Inc.	11,238	498

		137,314

Water Utilities (0.8%)
Aqua America, Inc.	94,538	2,093
California Water Service Group	13,997	547
American States Water Co.	12,164	507
SJW Corp.	9,792	328

		3,475

Total Investments (99.8%)
(Cost $400,462)		437,534

Other Assets and Liabilities-Net (0.2%)		1,004

Net Assets (100%)		438,538

* Non-income-producing security.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At November 30, 2007, the cost of investment securities for tax purposes was $400,462,000. Net unrealized appreciation of investment securities for tax purposes was $37,072,000, consisting of unrealized gains of $40,834,000 on securities that had risen in value since their purchase and $3,762,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WORLD FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	January 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WORLD FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	January 17, 2008

VANGUARD WORLD FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	January 17, 2008

*By Power of Attorney, Filed on January 18, 2008, See File Number 2-29601. Incorporated by Reference.